                               UNIVERSAL ANNUITY
                                   PROSPECTUS
--------------------------------------------------------------------------------

This prospectus describes Universal Annuity, a flexible premium variable annuity Contract (the "Contract") issued by The Travelers Insurance Company (the "Company," "our", "us" or "we").

The Contract's value will vary daily to reflect the investment experience of the funding options (referred to as "subaccounts" in your contract) you select and the interest credited to the Fixed (Flexible Annuity) Account. The variable funding options (sometimes called "subaccounts") are:

                           MANAGED SEPARATE ACCOUNTS

Travelers Growth and Income Stock Account
  ("Account GIS")
Travelers Money Market Account
  ("Account MM")
Travelers Quality Bond Account
  ("Account QB")
Travelers Timed Aggressive Stock Account
  ("Account TAS")
Travelers Timed Growth and Income Stock
  Account ("Account TGIS")
Travelers Timed Short-Term Bond Account
  ("Account TSB")

                    TRAVELERS FUND U FOR VARIABLE ANNUITIES

Capital Appreciation Fund
Dreyfus Stock Index Fund
High Yield Bond Trust
Managed Assets Trust
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
  Premier Growth Portfolio -- Class B
CITISTREET FUNDS, INC.(1)
  CitiStreet Diversified Bond Fund(2)
  CitiStreet International Stock Fund(3)
  CitiStreet Large Company Stock Fund(4)
  CitiStreet Small Company Stock Fund(5)
DREYFUS VARIABLE INVESTMENT FUND
  Small Cap Portfolio -- Initial Class
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Small Cap Fund -- Class 2
  Templeton Asset Strategy Fund -- Class 1
  Templeton Growth Securities Fund -- Class 1
GREENWICH STREET SERIES FUND
  Fundamental Value Portfolio(5)
JANUS ASPEN SERIES
  International Growth Portfolio -- Service
    Shares
PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund -- Class IB Shares
  Putnam VT Small Cap Value Fund -- Class IB Shares
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Capital Fund
  Investors Fund
  Small Cap Growth Fund
TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio
  MFS Mid Cap Growth Portfolio
  Social Awareness Stock Portfolio
  U.S. Government Securities Portfolio
  Utilities Portfolio
TRAVELERS SERIES FUND INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio
  Smith Barney Aggressive Growth Portfolio
  Smith Barney Large Capitalization Growth
    Portfolio
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY)
  Equity Income Portfolio -- Initial Class
  Growth Portfolio -- Initial Class
  High Income Portfolio -- Initial Class
VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
  Asset Manager Portfolio -- Initial Class
VARIABLE INSURANCE PRODUCTS FUND III (FIDELITY)
  Mid Cap Portfolio -- Service Class 2

---------------
    (1) formerly American Odyssey Funds, Inc.

    (2) formerly Long-Term Bond Fund

    (3) formerly International Equity Fund

    (4) formerly Core Equity Fund

    (5) formerly Total Return Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 1, 2001

                               TABLE OF CONTENTS

Index of Special Terms..........................    2
Summary.........................................    3
Fee Table.......................................    6
Condensed Financial Information.................   10
The Annuity Contract............................   10
  Contract Owner Inquiries......................   10
  Purchase Payments.............................   11
  Accumulation Units............................   11
  The Variable Funding Options..................   11
  Fixed Account.................................   15
  Charges and Deductions........................   15
    General.....................................   15
    Withdrawal Charge...........................   16
    Free Withdrawal Allowance...................   17
    Administrative Charge.......................   17
    Mortality and Expense Risk Charge...........   17
    Variable Funding Option Expenses............   17
    Premium Tax.................................   18
    Charges in Taxes Based Upon Premium or
      Value.....................................   18
    Tactical Asset Allocation Services Fees.....   18
    Managed Separate Account: Management and
      Fees......................................   18
  Transfers.....................................   19
    Dollar-Cost Averaging.......................   19
    Asset Allocation Advice.....................   20
  Tactical Asset Allocation Services............   20
    Tactical Asset Allocation Risks.............   21
  Access to your Money..........................   22
    Systematic Withdrawals......................   22
  Ownership Provisions..........................  22]
    Types of Ownership..........................   22
    Contract Owner..............................   22
    Beneficiary.................................   23
    Annuitant...................................   23
  Death Benefit.................................   23
    Death Proceeds Before the Maturity Date.....   23
    Payment of Proceeds.........................   24
    Death Proceeds after the Maturity Date......   25
  The Annuity Period............................   25
    Maturity Date...............................   25
    Allocation of Annuity.......................   26
    Variable Annuity............................   26
    Fixed Annuity...............................   26
  Payment Options...............................   27
    Election of Options.........................   27
    Annuity Options.............................   27
    Income Options..............................   28
Miscellaneous Contract Provisions...............   28
    Right to Return.............................   28
    Termination of Individual Contract..........   29
    Termination of Group Contract or Account....   29
    Distribution from One Account to Another....   30
    Required Reports............................   30
    Change of Contract..........................   30
    Assignment..................................   31
    Suspension of Payments......................   31
Other Information...............................   31
    The Insurance Company.......................   31
    Financial Statements........................   31
    Distribution of Variable Annuity
      Contracts.................................   31
    Conformity with State and Federal Laws......   31
    Voting Rights...............................   32
    Legal Proceedings and Opinions..............   32
The Separate Accounts...........................   33
    Performance Information.....................   34
Federal Tax Considerations......................   35
    General Taxation of Annuities...............   35
    Types of Contracts: Qualified or
      Nonqualified..............................   35
    Nonqualified Annuity Contracts..............   35
    Qualified Annuity Contracts.................   36
    Penalty Tax for Premature Distributions.....   36
    Diversification Requirements................   36
    Ownership of the Investments................   36
    Mandatory Distributions for Qualified
      Plans.....................................   36
    Taxation of Death Benefit Proceeds..........   37
Managed Separate Accounts.......................   37
The Travelers Growth and Income Stock Account...   38
The Travelers Quality Bond Account..............   39
The Travelers Money Market Account..............   40
The Travelers Timed Growth and Income Stock
  Account.......................................   42
The Travelers Timed Short-Term Bond Account.....   43
The Travelers Timed Aggressive Stock Account....   44
Investments, Practices and Risks of the Managed
  Separate Accounts.............................
Investments at a Glance.........................   47
Appendix A (Condensed Financial Information)....  A-1
Appendix B (The Fixed Account)..................  B-1
Appendix C (Contents of Statement of Additional
  Information)..................................  C-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit...............................   11
Accumulation Period.............................   11
Annuitant.......................................   23
Annuity Payments................................   25
Annuity Unit....................................   11
Cash Surrender Value............................   22
Cash Value......................................   22
Contract Date...................................   10
Contract Owner (You, Your)......................   22
Contract Year...................................   10
Fixed Account...................................  B-1
Income Payments.................................   25
Managed Separate Account........................   37
Maturity Date...................................   25
Owner...........................................   22
Purchase Payment................................   11
Underlying Fund.................................   11
Variable Funding Options........................   11
Written Request.................................   10

                                    SUMMARY:
                          TRAVELERS UNIVERSAL ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account, sometimes called The Flexible Annuity Account, that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount or your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRA) or IRA Rollover pursuant to Section 408 of the Internal Revenue Code of 1986, as amended; and (3) qualified retirement plans ("Plan") which include contracts qualifying under Section 401(a), 403(b), 408(b) or 457 of the Internal Revenue Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

You may purchase a qualified Contract with an initial payment of at least $20, except in the case of an IRA, for which the minimum initial payment is $1,000. Under a qualified Contract, you may make additional payments of at least $20. For nonqualified Contracts, the minimum initial purchase payment is $1,000, and $100 thereafter.

WHO IS THE CONTRACT ISSUED TO? If you purchase an individual Contract, you are the contract owner. If a group "allocated" contract is purchased, we issue certificates to the individual participants. Where we refer to "you," we are referring to the individual contract owner, or to the group participant, as applicable. For convenience, we refer to both contracts and certificates as "Contracts."

We issue group contracts in connection with retirement plans. Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. Please refer to Appendix B for possible restrictions between the Fixed Account and the variable funding options.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense risk (M&E) charge daily from the amounts you allocate to the Separate Account. We deduct the M&E at an annual rate of 1.25%. We also deduct a semiannual administrative charge of $15. Each underlying fund also charges for management costs, any applicable asset allocation fee and other expenses.

If you withdraw amounts from the Contract, we may deduct a withdrawal charge. The charge equals 5% of each purchase payment if withdrawn within 5 years of the payment date.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner or annuitant. Assuming you are the annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit is calculated as of the close of the business day on which the Company's Home Office receives due proof of death.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

        - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

        - TACTICAL ASSET ALLOCATION PROGRAM. If allowed, you may elect to enter into a separate Tactical Asset Allocation services agreement with registered investment advisers who provide Tactical Asset Allocation services. These agreements permit the registered investment advisers to act on your behalf by transferring all or a portion of the cash value from one Market Timed Account to another. The registered investment advisers can transfer funds only from one Market Timed Account to another Market Timed Account. Purchase payments are allocated to the following funding options when you participate in the Tactical Asset Allocation Program: Travelers Timed Growth and Income Stock Account; Travelers Timed Short-Term Bond Account and Travelers Timed Aggressive Stock Account. The Tactical Asset Allocation Program and applicable fees are fully described in a separate Disclosure Statement.

        - ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. ("CitiStreet"), an affiliate of the Company, for the purpose of receiving asset allocation advice under CitiStreet's CHART Program. The CHART Program allocates all purchase payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

                                   FEE TABLE
--------------------------------------------------------------------------------
                    ACCOUNTS GIS, QB, MM, TGIS, TSB AND TAS
                        FUND U AND ITS UNDERLYING FUNDS

The purpose of this Fee Table is to assist Contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

TRANSACTION EXPENSES

     CONTINGENT DEFERRED SALES CHARGE (as a percentage of
      purchase payments withdrawn)
        If withdrawn within 5 years after the purchase
       payment is made......................................  5.00%
        If withdrawn 5 or more years after the purchase
       payment is made......................................     0%
ANNUAL SEPARATE ACCOUNT CHARGES
     MORTALITY AND EXPENSE RISK CHARGE (as a percentage of
       average net assets of
        Managed Separate Accounts and Fund U)...............  1.25%
OTHER ANNUAL CHARGES
     SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE..............    $15
VARIABLE FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted.)

--------------------------------------------------------------------------------

                                                              MANAGEMENT      MARKET         ANNUAL
                   INVESTMENT ALTERNATIVE                        FEE       TIMING FEE(1)   EXPENSES(2)
------------------------------------------------------------------------------------------------------
MANAGED SEPARATE ACCOUNTS
Travelers Growth and Income Stock Account for Variable
  Annuities (GIS)...........................................     0.60%                        0.60%
Travelers Money Market Account for Variable Annuities
  (MM)......................................................     0.32%                        0.32%
Travelers Quality Bond Account for Variable Annuities
  (QB)......................................................     0.32%                        0.32%
Travelers Timed Aggressive Stock Account for Variable
  Annuities (TAS)...........................................     0.35%         1.25%          1.60%
Travelers Timed Growth and Income Stock for Variable
  Annuities (TGIS)..........................................     0.32%         1.25%          1.57%
Travelers Timed Short-Term Bond Account for Variable
  Annuities (TSB)...........................................     0.32%         1.25%          1.57%

                                                                                             TOTAL ANNUAL
                                                                                              OPERATING
                                                  MANAGEMENT FEE           OTHER EXPENSES      EXPENSES
                                                  (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
                                                  REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund........................       0.25%                    0.01%            0.26%
Capital Appreciation Fund.......................       0.81%                    0.02%            0.83%
High Yield Bond Trust...........................       0.56%                    0.27%            0.83%
Managed Assets Trust............................       0.56%                    0.03%            0.59%
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B*........       1.00%       0.25%        0.05%            1.30%
CITISTREET FUNDS, INC.
    CitiStreet Diversified Bond Fund............       0.49%                    0.13%            0.62%
    CitiStreet International Stock Fund.........       0.58%                    0.17%            0.75%
    CitiStreet Large Company Stock Fund.........       0.55%                    0.13%            0.68%
    CitiStreet Small Company Stock Fund.........       0.66%                    0.18%            0.84%
CITISTREET FUNDS, INC. **
    CitiStreet Diversified Bond Fund............       0.49%                    1.38%            1.87%
    CitiStreet International Stock Fund.........       0.58%                    1.42%            2.00%
    CitiStreet Large Company Stock Fund.........       0.55%                    1.38%            1.93%
    CitiStreet Small Company Stock Fund.........       0.66%                    1.43%            2.09%

                                                                                             TOTAL ANNUAL
                                                                                              OPERATING
                                                  MANAGEMENT FEE           OTHER EXPENSES      EXPENSES
                                                  (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
                                                  REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio -- Initial Class........       0.75%                    0.03%            0.78%(3)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
    Franklin Small Cap Fund -- Class 2*.........       0.49%       0.25%        0.28%            1.02%(4)
    Templeton Asset Strategy Fund -- Class 1....       0.60%                    0.21%            0.81%
    Templeton Global Income Securities Fund --
      Class 1+..................................       0.63%                    0.09%            0.72%(5)
    Templeton Growth Securities Fund --
      Class 1...................................       0.81%                    0.07%            0.88%(5)
GREENWICH STREET SERIES FUND
    Fundamental Value Portfolio.................       0.75%                    0.04%            0.79%(6)
JANUS ASPEN SERIES
    International Growth Portfolio -- Service
      Shares*...................................       0.65%       0.25%        0.06%            0.96%
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund -- Class
      IB Shares*................................       0.76%       0.25%        0.18%            1.19%
    Putnam VT Small Cap Value Fund -- Class IB
      Shares*...................................       0.80%       0.25%        0.30%            1.35%
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund................................       0.58%                    0.42%            1.00%(7)
    Investors Fund..............................       0.70%                    0.21%            0.91%
    Small Cap Growth Fund.......................       0.00%                    1.50%            1.50%(7)
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio.........       0.76%                    0.12%            0.88%
    MFS Mid Cap Growth Portfolio................       0.86%                    0.04%            0.90%
    Social Awareness Stock Portfolio............       0.71%                    0.04%            0.75%
    U.S. Government Securities Portfolio........       0.39%                    0.09%            0.48%
    Utilities Portfolio.........................       0.71%                    0.18%            0.89%
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio...................       0.80%                    0.01%            0.81%(8)
    MFS Total Return Portfolio..................       0.80%                    0.04%            0.84%(8)
    Putnam Diversified Income Portfolio+........       0.75%                    0.12%            0.87%(8)
    Salomon Brothers Global High Yield
      Portfolio+................................       0.80%                    0.18%            0.98%(8)
    Smith Barney Aggressive Growth Portfolio....       0.80%                    0.19%            0.99%(8)
    Smith Barney High Income Portfolio+.........       0.60%                    0.06%            0.66%(8)
    Smith Barney International All Cap Growth
      Portfolio+................................       0.90%                    0.08%            0.98%(8)
    Smith Barney Large Capitalization Growth
      Portfolio.................................       0.75%                    0.02%            0.77%(8)
    Smith Barney Large Cap Value Portfolio+.....       0.65%                    0.01%            0.66%(8)
VARIABLE INSURANCE PRODUCTS FUND
    Equity-Income Portfolio -- Initial Class....       0.48%                    0.08%            0.56%(9)
    Growth Portfolio -- Initial Class...........       0.57%                    0.08%            0.65%(9)
    High Income Portfolio -- Initial Class......       0.58%                    0.10%            0.68%
VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager Portfolio -- Initial Class....       0.53%                    0.08%            0.61%
VARIABLE INSURANCE PRODUCTS FUND III
    Mid Cap Portfolio -- Service Class 2*.......       0.57%       0.25%        0.17%            0.99%(9)

 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Includes 1.25% CHART asset allocation fee.

 +  Not available to new Contract Owners.

(1) Contract Owners may discontinue tactical asset allocation services at any time and thereby avoid any subsequent fees for those services by transferring to a non-timed account.

(2) These figures do not include the mortality and expense risk fee which is deducted from the daily unit values of the separate account.

(3) Total Annual Operating Expenses do not include interest expense, loan commitment fees, and dividends on securities sold short. These figures are for the year ended December 31, 2000. Actual expenses in future years may be higher or lower than the fees given.

(4) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus. Total Annual Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the FRANKLIN SMALL CAP FUND -- CLASS 2 would have been 0.53%, 0.25%, 0.28%, and 1.06%, respectively.

(5) The Fund administration fee is paid indirectly through the Management Fee for TEMPLETON GLOBAL INCOME SECURITIES FUND -- CLASS 1 and the TEMPLETON GROWTH SECURITIES FUND -- CLASS 1.

(6) The Management Fee includes 0.20% for fund administration.

(7) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 2000. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been 0.85%, 0.42%, and 1.27%, respectively for the CAPITAL FUND and 0.75%, 1.77%, and 2.52%, respectively for the SMALL CAP GROWTH FUND.

(8) Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2000.

(9) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Without such reduction, Total Annual Operating Expenses for the EQUITY INCOME PORTFOLIO -- INITIAL CLASS, GROWTH PORTFOLIO -- INITIAL CLASS, and MID CAP PORTFOLIO -- SERVICE CLASS 2 would have been 0.55%, 0.64%, and 0.94%, respectively.

 EXAMPLE*

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.112% of the Separate Account contract value.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above:

---------------------------------------------------------------------------------------------------------------------------------
                                                      IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                                    -------------------------------------   -------------------------------------
              INVESTMENT ALTERNATIVE                1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
MANAGED SEPARATE ACCOUNTS
 Account GIS......................................    70       112       156       229        20       62        106       229
 Account MM.......................................    67       103       141       199        17       53         91       199
 Account QB.......................................    67       103       141       199        17       53         91       199
 Account TAS......................................    80       142       206       328        30       92        156       328
 Account TGIS.....................................    80       141       204       325        30       91        154       325
 Account TSB......................................    80       141       204       325        30       91        154       325
FUND U
Capital Appreciation Fund.........................    72       119       168       253        22       69        118       253
Dreyfus Stock Index Fund -- Initial Shares........    66       101       138       192        16       51         88       192
High Yield Bond Trust.............................    72       119       168       253        22       69        118       253
Managed Assets Trust..............................    70       111       155       228        20       61        105       228
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
   Premier Growth Portfolio -- Class B............    77       133       191       299        27       83        141       299
CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond Fund...............    70       112       157       231        20       62        107       231
   CitiStreet International Stock Fund............    71       116       163       244        21       66        113       244
   CitiStreet Large Company Stock Fund............    71       114       160       237        21       64        110       237
   CitiStreet Small Company Stock Fund............    72       119       168       254        22       69        118       254
CITISTREET FUNDS, INC.*
   CitiStreet Diversified Bond Fund...............    83       150       219       353        33      100        169       353
   CitiStreet International Stock Fund............    84       153       225       365        34      103        175       365
   CitiStreet Large Company Stock Fund............    83       151       222       359        33      101        172       359
   CitiStreet Small Company Stock Fund............    85       156       229       373        35      106        179       373
DREYFUS VARIABLE INVESTMENT FUND
   Small Cap Portfolio -- Initial Shares..........    72       117       165       247        22       67        115       247
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
   Franklin Small Cap Fund -- Class 2.............    74       124       177       272        24       74        127       272
   Templeton Asset Strategy Fund -- Class 1.......    72       118       167       251        22       68        117       251
   Templeton Global Income Securities Fund --
     Class 1+.....................................    71       115       162       241        21       65        112       241
   Templeton Growth Securities Fund -- Class 1....    73       120       170       258        23       70        120       258
GREENWICH STREET SERIES FUND
   Fundamental Value Portfolio....................    72       117       166       248        22       67        116       248
JANUS ASPEN SERIES
   International Growth Portfolio -- Service......    74       123       174       266        24       73        124       266
   Shares
PUTNAM VARIABLE TRUST
   Putnam VT International Growth Fund -- Class IB
     Shares.......................................    76       129       186       289        26       79        136       289
   Putnam VT Small Cap Value Fund -- Class IB
     Shares.......................................    77       134       194       304        27       84        144       304
SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Capital Fund...................................    74       124       176       270        24       74        126       270
   Investors Fund.................................    73       121       172       261        23       71        122       261
   Small Cap Growth Fund..........................    79       139       201       319        29       89        151       319
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio............    73       120       170       258        23       70        120       258
   MFS Mid Cap Growth Portfolio...................    73       121       171       260        23       71        121       260
   Social Awareness Stock Portfolio...............    71       116       163       244        21       66        113       244
   U.S. Government Securities Portfolio...........    69       108       150       216        19       58        100       216
   Utilities Portfolio............................    73       120       171       259        23       70        121       259

---------------------------------------------------------------------------------------------------------------------------------
                                                      IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                                    -------------------------------------   -------------------------------------
              INVESTMENT ALTERNATIVE                1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
   Alliance Growth Portfolio......................    72       118       167       251        22       68        117       251
   MFS Total Return Portfolio.....................    72       119       168       254        22       69        118       254
   Putnam Diversified Income Portfolio+...........    73       120       170       257        23       70        120       257
   Salomon Brothers Global High Yield
     Portfolio+...................................    74       123       175       268        24       73        125       268
   Smith Barney Aggressive Growth Portfolio.......    74       123       176       269        24       73        126       269
   Smith Barney High Income Portfolio+............    71       113       159       235        21       63        109       235
   Smith Barney International All Cap Growth
     Portfolio+...................................    74       123       175       268        24       73        125       268
   Smith Barney Large Capitalization Growth
     Portfolio....................................    72       117       165       246        22       67        115       246
   Smith Barney Large Cap Value Portfolio+........    71       113       159       235        21       63        109       235
VARIABLE INSURANCE PRODUCTS FUND
   Equity-Income Portfolio -- Initial Class.......    70       110       154       225        20       60        104       225
   Growth Portfolio -- Initial Class..............    70       113       158       234        20       63        108       234
   High Income Portfolio -- Initial Class.........    71       114       160       237        21       64        110       237
VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio -- Initial Class.......    70       112       156       230        20       62        106       230
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service Class 2...........    74       123       176       269        24       73        126       269

 * Reflects expenses that would be incurred for those Contract Owners who participate in the CHART Asset Allocation Program.

 +  No longer available to new contract owners.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Universal Annuity is a contract between the contract owner ("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial purchase payment is due and payable before the Contract becomes effective.

Minimum purchase payment amounts are:
  - IRAs: $1,000
  - Other tax-qualified retirement plans: $20 per participant (subject to plan requirements)
  - Nonqualified contracts: $1,000; minimum of $100 for subsequent payment

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments received in good order within one business day, if it us received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. (Your Contract may refer to the variable funding options as "subaccounts.") These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
MANAGED SEPARATE ACCOUNTS
  Travelers Growth and       Seeks long-term accumulation of principal through         Travelers Asset Management
  Income Stock Account       capital appreciation and retention of net investment      International Corporation
                             income.                                                   ("TAMIC") Subadviser: The
                                                                                       Travelers Investment
                                                                                       Management Company
                                                                                       ("TIMCO")
  Travelers Money Market     Seeks preservation of capital, a high degree of           TAMIC
  Account                    liquidity and the highest possible current income
                             available from certain short-term money market
                             securities.
  Travelers Quality Bond     Seeks current income, moderate capital volatility and     TAMIC
  Account                    total return.
  Travelers Timed            Seeks growth of capital by investing primarily in a       TIMCO
  Aggressive Stock Account   broadly diversified portfolio of common stocks.
  Travelers Timed Growth     Seeks long-term accumulation of principal through         TIMCO
  and Income Stock           capital appreciation and retention of net investment
                             income.
  Travelers Timed Short-     Seeks high current income with limited price volatility.  TIMCO
  Term Bond Account
FUND U FUNDING OPTIONS
Capital Appreciation Fund    Seeks growth of capital through the use of common         TAMIC Subadviser: Janus
                             stocks. Income is not an objective. The Fund invests      Capital Corp.
                             principally in common stocks of small to large companies
                             which are expected to experience wide fluctuations in
                             price both in rising and declining markets.
Dreyfus Stock Index Fund     Seeks to provide investment results that correspond to    Mellon Equity Securities
                             the price and yield performance of publicly traded
                             common stocks in the aggregate, as represented by the
                             Standard & Poor's 500 Composite Stock Price Index.
High Yield Bond Trust        Seeks generous income. The assets of the High Yield Bond  TAMIC
                             Trust will be invested in bonds which, as a class, sell
                             at discounts from par value and are typically high risk
                             securities.
Managed Assets Trust         Seeks high total investment return through a fully        TAMIC Subadviser: TIMCO
                             managed investment policy in a portfolio of equity, debt
                             and convertible securities.
ALLIANCE VARIABLE PRODUCT
  SERIES FUND, INC.
  Premier Growth Portfolio   Seeks long-term growth of capital by investing primarily  Alliance Capital
  Class B                    in equity securities of a limited number of large,        Management
                             carefully selected, high quality U.S. companies that are
                             judged likely to achieve superior earning momentum.
CITISTREET FUNDS, INC.
  CitiStreet Diversified     Seeks maximum long-term total return (capital             CitiStreet Funds
  Bond Fund                  appreciation and income) by investing primarily in fixed  Management, Inc.
                             income securities.                                        ("CitiStreet")
                                                                                       Subadviser: Western Asset
                                                                                       Management Company;
                                                                                       Salomon Brothers Asset
                                                                                       Management Inc. ("SBAM");
                                                                                       and SSgA Funds Management,
                                                                                       Inc. ("SSgA")
  CitiStreet International   Seeks maximum long-term total return (capital             CitiStreet
  Stock Fund                 appreciation and income) by investing primarily in        Subadviser: Bank of
                             common stocks of established non-U.S. companies.          Ireland Asset Management
                                                                                       (U.S.) Limited; Smith
                                                                                       Barney Fund Management LLC
                                                                                       ("SBFM") and SSgA
  CitiStreet Large Company   Seeks maximum long-term total return (capital             CitiStreet
  Stock Fund                 appreciation and income) by investing primarily in        Subadviser: Equinox
                             common stocks of well-established companies.              Capital Management,
                                                                                       L.L.C.; Putnam Investment
                                                                                       Management Ind.; and SSgA

-----------------------------------------------------------------------------------------------------------------
                                                    INVESTMENT
        INVESTMENT                                  OBJECTIVE                                  INVESTMENT
          OPTIONS                                                                          ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
  CitiStreet Small Company   Seeks maximum long-term total return (capital             CitiStreet
  Stock Fund                 appreciation and income) by investing primarily in        Subadviser: Cowen Asset
                             common stocks of small companies.                         Management; SBAM; and SSgA
DREYFUS VARIABLE INVESTMENT
  FUND
  Small Cap Portfolio --     Seeks to maximize capital appreciation by investing       The Dreyfus Corporation
  Initial Class              primarily in small-cap companies with total market
                             values of less than $1.5 billion at the time of
                             purchase.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Small Cap Fund    Seeks long-term capital growth. The Fund seeks to         Franklin Advisers, Inc.
  Class 2                    accomplish its objective by investing primarily
                             (normally at least 65% of its assets) in equity
                             securities of smaller capitalization growth companies.
  Templeton Asset Strategy   Seeks a high level of total return with reduced risk      Templeton Investment
  Fund -- Class 1            over the long term through a flexible policy of           Counsel, Inc.
                             investing in stocks of companies in any nation and debt
                             obligations of companies and governments of any nation.
  Templeton Growth           Seeks capital growth by investing predominantly in        Templeton Global Advisors
  Securities Fund -Class 1   equity securities of companies with a favorable outlook   Limited, Inc.
                             for earnings and whose rate of growth is expected to
                             exceed that of the U.S. economy over time. Current
                             income is only an incidental consideration.
GREENWICH STREET SERIES
  FUND
  Fundamental Value          Seeks long-term capital growth with current income as a   SBFM
  Portfolio                  secondary objective.
JANUS ASPEN SERIES
  International Growth       Seeks long-term capital growth by normally investing at   Janus Capital
  Portfolio -- Service       least 65% of its total assets in securities of foreign
  Shares                     issuers.
PUTNAM VARIABLE TRUST
  International Growth       Seeks capital appreciation by investing mostly in common  Putnam Investment
  Fund -- Class IB Shares    stocks of companies outside the United States.            Management, Inc.
                                                                                       ("Putnam")
  Small Cap Value Fund --    Seeks capital appreciation by investing mainly in common  Putnam
  Class IB Shares            stocks of U.S. companies with a focus on value stocks.
SALOMON BROTHERS VARIABLE
  SERIES FUND, INC.
  Capital Fund               Seeks capital appreciation, primarily through             SBAM
                             investments in common stocks which are believed to have
                             above-average price appreciation potential and which may
                             involve above average risk.
  Investors Fund             Seeks long-term growth of capital, and, secondarily,      SBAM
                             current income, through investments in common stocks of
                             well-known companies.
  Small Cap Growth Fund      Seeks long-term growth of capital by investing primarily  SBAM in equity securities of companies with market
                             capitalizations similar to that of companies included in
                             the Russell 2000 Index.
TRAVELERS SERIES FUND INC.
  Alliance Growth Portfolio  Seeks long-term growth of capital. Current income is      TIA Subadviser: Alliance
                             only an incidental consideration. The Portfolio invests   Capital Management L.P.
                             predominantly in equity securities of companies with a
                             favorable outlook for earnings and whose rate of growth
                             is expected to exceed that of the U.S. economy over
                             time.
  MFS Total Return           (a balanced portfolio) Seeks to obtain above-average      TIA Subadviser:
  Portfolio                  income (compared to a portfolio entirely invested in      Massachusetts Financial
                             equity securities) consistent with the prudent            Services Company ("MFS")
                             employment of capital. Generally, at least 40% of the
                             Portfolio's assets are invested in equity securities.
  Salomon Brothers Global    Seeks high current income. Capital appreciation is a      SBAM
  High Yield Portfolio+      secondary objective.
  Smith Barney Large         Seeks long-term growth of capital by investing in equity  SBFM
  Capitalization Growth      securities of companies with large market
  Portfolio                  capitalizations.

-----------------------------------------------------------------------------------------------------------------
                                                    INVESTMENT
        INVESTMENT                                  OBJECTIVE                                  INVESTMENT
          OPTIONS                                                                          ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock  Seeks growth of capital by investing primarily in a       TAMIC
  Portfolio                  broadly diversified portfolio of U.S. common stocks.      Subadviser: TIMCO
  MFS Mid Cap Growth         Seeks to obtain long-term growth of capital by            TAMIC
  Portfolio                  investing, under normal market conditions, at least 65%   Subadviser: MFS
                             of its total assets in equity securities of companies
                             with medium market capitalization which the investment
                             adviser believes have above-average growth potential.
  Social Awareness Stock     Seeks long-term capital appreciation and retention of     SBMF
  Portfolio                  net investment income by selecting investments,
                             primarily common stocks, which meet the social criteria
                             established for the Portfolio. Social criteria currently
                             excludes companies that derive a significant portion of
                             their revenues from the production of tobacco, tobacco
                             products, alcohol, or military defense systems, or in
                             the provision of military defense related services or
                             gambling services.
  U.S. Government            Seeks to select investments from the point of view of an  TAMIC
  Securities Portfolio       investor concerned primarily with the highest credit
                             quality, current income and total return. The assets of
                             the Portfolio will be invested in direct obligations of
                             the United States, its agencies and instrumentalities.
  Utilities Portfolio        Seeks to provide current income by investing in equity    SBMF
                             and debt securities of companies in the utilities
                             industries.
VARIABLE INSURANCE PRODUCTS
  FUND
  Equity Income Portfolio-   Seeks reasonable income by investing primarily in         Fidelity Management &
  Initial Class              income- producing equity securities; in choosing these    Research Company ("FMR")
                             securities, the portfolio manager will also consider the
                             potential for capital appreciation.
  Growth                     Seeks capital appreciation by purchasing common stocks    FMR
  Portfolio -- Initial       of well-known, established companies, and small emerging
  Class                      growth companies, although its investments are not
                             restricted to any one type of security. Capital
                             appreciation may also be found in other types of
                             securities, including bonds and preferred stocks.
  High Income Portfolio --   Seeks to obtain a high level of current income while      FMR
  Initial Class              also considering growth of capital.
VARIABLE INSURANCE PRODUCTS
  FUND II
  Asset Manager              Seeks high total return with reduced risk over the        FMR
  Portfolio -- Initial       long-term by allocating its assets among stocks, bonds
  Class                      and short-term fixed-income instruments.
VARIABLE INSURANCE PRODUCTS
  III
  Mid Cap Portfolio --       Seeks long-term growth of capital and income by           FMR
  Service Class 2            investing primarily in income-producing equity
                             securities, including common stocks and convertible
                             securities.

Before the end of 2001, we anticipate substituting shares of new portfolios for the following portfolios currently available in your Contract. You should know, however, that we cannot proceed with the proposed substitutions until we receive certain regulatory approvals, and that details of the substitutions, including the new portfolios to be offered, may change. We will notify you of the final details, including the approximate date, before the substitution occurs, and will notify you after the substitutions have happened. Also, we will send you current prospectuses for the new funding options before the substitutions occur.

---------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  Templeton Global Income    Seeks high current income by investing primarily in debt  Templeton Global Bond
  Securities Fund -- Class   securities of companies, governments and government       Managers
  1+                         agencies of various nations throughout the world.

---------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
  Putnam Diversified Income  Seeks high current income consistent with preservation    TIA Subadviser: Putnam
  Portfolio+                 of capital. The Portfolio will allocate its investments
                             among the U.S. Government Sector, the High Yield Sector,
                             and the International Sector of the fixed income
                             securities markets.
  Smith Barney High Income   Seeks high current income. Capital appreciation is a      SBFM
  Portfolio+                 secondary objective. The Portfolio will invest at least
                             65% of its assets in high-yielding corporate debt
                             obligations and preferred stock.
  Smith Barney               Seeks total return on assets from growth of capital and   SBFM
  International All Cap      income by investing at least 65% of its assets in a
  Growth Portfolio+          diversified portfolio of equity securities of
                             established non-U.S. issuers.
  Smith Barney Large Cap     Seeks current income and long-term growth of income and   SBFM
  Value Portfolio+           capital by investing primarily, but not exclusively, in
                             common stocks.

---------------

  + No longer available to new contract owners.

                                 FIXED ACCOUNT
--------------------------------------------------------------------------------

We offer our Fixed Account as a funding option. Please see Appendix B for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your Travelers sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the cash value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge (deferred sales charge) of 5% will apply if a purchase payment is withdrawn within five years of its payment date. This deferred sales charge is deducted only from purchase payments withdrawn, not on growth. For this calculation, the five years is measured from the first day of the month the payment is made.

In the case of a partial withdrawal, payments made first will be considered to be withdrawn first ("first in, first out"). In no event may the withdrawal charge exceed 5% of premiums paid in the five years immediately preceding the withdrawal date, nor may the charge exceed 5% of the amount withdrawn.

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:

          (a)  any purchase payments to which no withdrawal charge applies; then

          (b) any remaining free withdrawal allowance (as described below) after reduction by the amount of (a); then

          (c) any purchase payments to which withdrawal charges apply (on a first-in, first-out basis); and, finally

          (d) from any Contract earnings.

Unless we receive instructions to the contrary, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if purchase payments are distributed:

     - from death proceeds;

     - after the first contract year, upon election of an annuity payout (based upon life expectancy); or

     - due to minimum distribution requirements.

The withdrawal charge will be waived if:

- an annuity payout is begun;

- an income option of at least three years' duration (without right of withdrawal) is begun after the first contract year;

- the participant under a group Contract or annuitant under an individual Contract dies;

- the participant under a group Contract or annuitant under an individual Contract becomes disabled (as defined by the Internal Revenue Service) subsequent to purchase of the Contract;

- the participant under a group Contract, or annuitant under an individual Contract, under a tax-deferred annuity plan (403(b) plan) retires after age 55, provided the Contract has been in effect five years or more and provided the payment is made to the contract owner or participant, as provided in the plan;

- the participant under a group Contract, or annuitant under an individual Contract, under an IRA plan reaches age 70 1/2, provided the certificate, has been in effect five years or more;

- the participant under a group Contract, or annuitant under an individual Contract, under a qualified pension or profit-sharing plan (including a 401(k) plan) retires at or after age 59 1/2, provided the certificate or Contract, as applicable has been in effect five years or more; or if refunds are made to satisfy the anti-discrimination test. (For those under Certificates issued before May 1, 1992, the withdrawal charge will also be waived if the participant or annuitant retires at normal retirement age (as defined by the Plan), provided the Certificate or Contract, as applicable has been in effect one year or more);

- the participant under a Section 457 deferred compensation plan retires and the Certificate has been in effect five years or more, or if a financial hardship or disability withdrawal has been allowed by the Plan administrator under applicable Internal Revenue Service ("IRS") rules;

- for group Contracts, the participant under a Section 457 deferred compensation plan established by the Deferred Compensation Board of the state of New York or a "public employer" in that state (as defined in Section 5 of the New York State Finance Laws) terminates employment. The withdrawal charge will also be waived for such a plan at the termination date specified in the Contract; or

- for group Contracts, the participant under a pension or profit-sharing plan, including a 401(k) plan, Section 457 deferred compensation plan, or a tax deferred annuity plan (403(b) plan) that is subject to the Employee Retirement Income Security Act of 1974 ("ERISA") retires at normal retirement age (as defined by the plan) or terminates employment, provided that the contract owner purchases this Contract in conjunction with a group unallocated flexible annuity contract issued by the Company.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 10% of the cash value annually. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to all withdrawals. We reserve the right to not permit the provision on a full surrender.

ADMINISTRATIVE CHARGE

We deduct a semiannual administrative charge of $15 in June and December of each year for each individual account maintained. This charge compensates us for expenses incurred in establishing and maintaining the Contract, and we will prorate this charge (i.e., calculate) from the date of purchase. We will also prorate this charge if you surrender your contract, or if we terminate your contract. This charge does not apply after an annuity payout has begun. This charge will not be deducted from amounts held in the Fixed Account.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") from amounts we hold in the variable funding options, which charge is equal to 1.25% annually. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge compensates the Company for various risks assumed, benefits provided and expenses incurred, including commission payments to Travelers sales agents.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your cash value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TACTICAL ASSET ALLOCATION SERVICES FEES

In connection with the Tactical Asset Allocation services provided to participants in Accounts TGIS, TSB and TAS, CitiStreet receives a fee equal on an annual basis to 1.25% of the current value of the assets subject to the program. We deduct this fee daily from the assets of the Market Timed Accounts. CitiStreet also charges a $30 tactical asset allocation application fee.

Participants may discontinue Tactical Asset Allocation services at any time and avoid any subsequent fees for those services by transferring to a non-timed account. (See "Tactical Asset Allocation Services.")

MANAGED SEPARATE ACCOUNTS: MANAGEMENT AND FEES

The investments and administration of each managed separate account are under the direction of a Board of Managers. Subject to the authority of each Board of Managers, TIMCO and TAMIC furnish investment management and advisory services as indicated in the Investment Option Chart. Additionally, the Board of Managers for each managed separate account annually selects an independent public accountant, reviews the terms of the management and investment advisory agreements, recommends any changes in the fundamental investment policies (and submits any such changes to contract owners at an annual meeting), and takes any other actions necessary in connection with the operation and management of the managed separate accounts.

The Travelers Investment Management Company ("TIMCO") is a registered investment adviser that has provided investment advisory services since its incorporation in 1967. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly owned subsidiary of Citigroup Inc., a bank services holding company. TIMCO provides investment management and advisory services to Accounts TAS, TGIS and TSB. The fees are as follows:

               ACCOUNT                        ANNUAL MANAGEMENT FEE
               -------                        ---------------------
Account TAS..........................  0.35% of average daily net assets
Account TGIS.........................  0.3233% of average daily net assets
Account TSB..........................  0.3233% of average daily net assets

Travelers Asset Management International Company LLC ("TAMIC") is a registered investment adviser that has provided investment advisory services since its incorporation in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup Inc., a bank holding company. TAMIC provides investment and management and advisory services to Accounts GIS, QB and MM.

               ACCOUNT                        ANNUAL MANAGEMENT FEE
               -------                        ---------------------
                                       0.65% of the first $500,000,000,
Account GIS..........................  plus
                                       0.55% of the next $500,000,000, plus
                                       0.50% of the next $500,000,000, plus
                                       0.45% of the next $500,000,000, plus
                                       0.40% of amounts over $2,000,000,000
                                         (of Account GIS's aggregate net
                                         asset value)

               ACCOUNT                        ANNUAL MANAGEMENT FEE
               -------                        ---------------------
Account QB...........................  0.3233% of average daily net assets
Account MM...........................  0.3233% of average daily net assets

TAMIC also supervises the subadvisor of Account GIS, TIMCO. According to the terms of this written subadvisory agreement, TAMIC will pay TIMCO a fee equivalent on an annual basis to the following:

                                                    AGGREGATE
  ANNUAL                                            NET ASSET
SUBADVISORY                                          VALUE OF
    FEE                                            THE ACCOUNT
-----------                                        -----------
  0.45 %               of the first               $  700,000,000plus
  0.275%               of the next                $  300,000,000plus
  0.25 %               of the next                $  500,000,000plus
  0.225%               of the next                $  500,000,000plus
  0.20 %               of amounts over            $2,000,000,000

TIMCO also acts as investment adviser or subadviser for:

     - other investment companies used to fund variable products

     - individual and pooled pension and profit-sharing accounts

     - affiliated companies of The Travelers Insurance Company.

TAMIC also acts as investment adviser or subadviser for:

     - other investment companies used to fund variable products

     - individual and pooled pension and profit-sharing accounts and domestic insurance companies affiliated with The Travelers Insurance Company

     - nonaffiliated insurance companies.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the cash value between variable funding options. We will make transfers at the value(s) next determined after we receive your request at our Home Office. There are no restrictions on the amount or frequency of transfers currently; however, we reserve the right to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different underlying funds have different expenses, a transfer of cash values from one variable funding option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. Certain miniums may apply to enroll in the program and to amounts transferred.

You may establish pre-authorized transfers of cash values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you otherwise direct.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION ADVICE

You may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC, an affiliate of the Company. For a fee, CitiStreet provides asset allocation advice under its CHART Program(R), which is fully described in a separate Disclosure Statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

                       TACTICAL ASSET ALLOCATION SERVICES
--------------------------------------------------------------------------------

Accounts TGIS, TSB and TAS ("Market Timed Accounts") are funding options available to individuals who have entered into tactical asset allocation services agreements ("Tactical Asset Allocation agreements") with registered investment advisers who provide tactical asset allocation services ("registered investment advisers"). These agreements allow the registered investment advisers to act on your behalf by transferring all or a portion of your cash value units from one Market Timed Account to another. The registered investment advisers can transfer funds only from one Market Timed Account to another Market Timed Account.

You may transfer account values from any of the Market Timed Accounts to any of the other funding options. However, if you are in a Market Timed Account, transfer all current account values and direct all future allocations to a non-timed funding option, the Tactical Asset Allocation agreements with the registered investment advisers automatically terminate. If this occurs, the registered investment advisers no longer have the right to transfer funds on your behalf. Partial withdrawals from the Market Timed Accounts do not affect the tactical asset allocation agreements.

CitiStreet, a registered investment adviser and an affiliate of the Company, provides Tactical Asset Allocation services for a fee. The fee equals 1.25% annually of the current value of the assets subject to the program. CitiStreet also charges a $30 program application fee. If you terminate your Tactical Asset Allocation agreement and decide to reenter an agreement, the Tactical Asset Allocation fees will be reassessed, and a new $30 application fee will be charged by CitiStreet.

We deduct the tactical asset allocation fee from the assets of the Market Timed Accounts. Although the Tactical Asset Allocation agreements are between you and CitiStreet, we are solely responsible for payment of the fee to CitiStreet. On each Valuation Date, we deduct the amount necessary to pay the fee from each Market Timed Account and, in turn, pay that amount to CitiStreet. This is the only payment method available to those who enter into Tactical Asset Allocation agreements. Individuals in the Market Timed Accounts may use unaffiliated market timing investment advisers with our approval and if such advisers agree to an arrangement substantially identical to the asset charge payment method.

Because the tactical asset allocation services are provided according to individual agreements between you and the registered investment advisers, the Boards of Managers of the Market Timed Accounts do not exercise any supervisory or oversight role for services or the related fees.

Under the asset charge payment method, the daily deductions for market timing fees are not treated by the Company as taxable distributions. (See "Federal Tax Considerations".)

TACTICAL ASSET ALLOCATION RISKS

If you invest in the Market Timed Accounts without a tactical asset allocation agreement, you may bear a higher proportion of the expenses associated with Separate Account portfolio turnover. In addition, those who allocate amounts to these Accounts without a Tactical Asset Allocation agreement will still have the Tactical Asset Allocation fees deducted on a daily basis. We intend to identify any such individuals and restore to their accounts, no less frequently than monthly, an amount equal to the deductions for the Tactical Asset Allocation fees. However, this restored amount will not reflect any investment experience of the fees deducted.

If you participate in a Tactical Asset Allocation agreement, you may be subject to the following additional risks: (1) higher transaction costs; (2) higher portfolio turnover rate; (3) investment return goals not being achieved by the registered investment advisers which provide Tactical Asset Allocation services; and (4) higher account expenses for depleting and, then starting up the account. Actions by the registered investment advisers which provide tactical asset allocation services may also increase risks generally found in any investment, i.e., the failure to achieve an investment objective, and possible lower yield. In addition, if more than one Tactical Asset Allocation strategy uses a Market Timed Account, those who invest in the Market Timed Account when others are transferred into or out of that Account by the registered investment advisers may bear part of the direct costs incurred by those individuals who were transferred. For example, if 90% of a Market Timed Account is under one tactical asset allocation strategy, and those funds are transferred into or out of that Account, those constituting the other 10% of the Market Timed Account may bear a higher portion of the expense for the transfer.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Under a group Contract, before a participant's maturity date, we will pay all or any portion of that participant's cash surrender value, that is, the cash value less any withdrawal charge and any premium tax not previously deducted to the owner or participant, as provided in the plan. A group contract owner's account may be surrendered for cash without the consent of any participant, as provided in the plan.

Under an individual Contract, the contract owner may redeem all or any portion of the cash surrender value any time before the maturity date. Unless you submit a written request specifying the fixed or variable funding option(s)from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the business day after we receive the surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program.

Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59 1/2, unless withdrawn due to separation from service, death, disability or hardship. (See "Federal Tax Considerations.")

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect this option, you must make the election on the form we provide. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER (YOU)

The Contract belongs to the contract owner named in the Contract (on the Contract Summary page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH PROCEEDS BEFORE THE MATURITY DATE

The following death benefit applies to all Contracts that include a death benefit. We calculate the death benefit amount as of the date our Home Office receives proof of death. All amounts will be reduced by any outstanding loans, prior withdrawals and any premium taxes due.

------------------------------------------------------------------------------------------------------
                 INDIVIDUAL CONTRACT                                    GROUP CONTRACT
------------------------------------------------------------------------------------------------------
 IF ANNUITANT DIES ON OR AFTER AGE 75, AND BEFORE THE     IF PARTICIPANT DIES ON OR AFTER AGE 75, AND
 MATURITY DATE:                                           BEFORE THE MATURITY DATE:
------------------------------------------------------------------------------------------------------
 Amount paid: the cash value of the Contract              Amount paid: the participant's interest
                                                          under the Contract
------------------------------------------------------------------------------------------------------
 IF ANNUITANT DIES BEFORE AGE 75, AND BEFORE THE          IF PARTICIPANT DIES BEFORE AGE 75, AND
 MATURITY DATE:                                           BEFORE THE MATURITY DATE:
------------------------------------------------------------------------------------------------------
 Amount paid: the greater of (1),(2) or (3) below:        Amount paid: the greatest of (1), (2) or (3)
                                                          below:
------------------------------------------------------------------------------------------------------
 (1) the cash value                                       (1) the participant's interest
------------------------------------------------------------------------------------------------------
 (2) total purchase payments                              (2) the total purchase payments made on
                                                              behalf of the participant
------------------------------------------------------------------------------------------------------
 (3) the cash value on the most recent 5(th) multiple     (3) the participant's interest on the most
     contract year anniversary (i.e., 5(th), 10(th),          recent 5(th) multiple certificate year
     15(th), etc.) less any withdrawals made since            anniversary (i.e., 5(th), 10(th),
     that anniversary before we receive proof of              15(th), etc.) less any withdrawals made
     death                                                    since that anniversary before we receive
                                                              proof of death.
------------------------------------------------------------------------------------------------------

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                     UNLESS...                  MANDATORY
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY                                       PAYOUT RULES
     UPON THE DEATH OF THE           THE PROCEEDS TO:                                            APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant)                      or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
                                 or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies),     Unless the beneficiary is the   Yes
 contract owner)                 or, if none, to the        contract owner's spouse, and
                                 owner.                     the spouse elects to continue
                                                            the contract or, unless,
                                                            there is a contingent
                                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    Yes
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If Mandatory Distributions have begun, the 5 year payout option is not available.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY              UNLESS...                  MANDATORY
     UPON THE DEATH OF THE           THE PROCEEDS TO:                                         PAYOUT RULES
                                                                                              APPLY (SEE *
                                                                                                 ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among payout options (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts and the annuitant's 75th birthday for nonqualified contracts or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date you elect may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant's 85th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of cash value you apply to that annuity option, and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash value as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 5 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $20, we reserve the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner/participant.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY -- NO REFUND: The Company will make annuity payments during the lifetime of the person on whose life the payments are based, terminating with the last payment preceding death. While this option offers the maximum periodic payment, there is no assurance of a minimum number of payments, nor is there a provision for a death benefit for beneficiaries.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED: The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as selected, payments will be continued during the remainder of the period to the beneficiary designated. The beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the annuity began.

OPTION 3 -- UNIT REFUND LIFE ANNUITY: The Company will make annuity payments during the lifetime of the person on whose life payments are based, terminating with the last payment due before the death of that person, provided that, at death, the beneficiary will receive in one sum the current dollar value of the number of annuity units equal to (a) minus (b) (if that difference is positive) where: (a) is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment, and (b) is the product of the number of the annuity units represented by each payment and the number of payments made.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: The Company will make annuity payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.

OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- ANNUITY REDUCES ON DEATH OF PRIMARY PAYEE: The Company will make annuity payments during the lifetime of the two persons on whose lives payments are based. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- OTHER ANNUITY OPTIONS: We will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Income payments are periodic payments made by the Company which are not based on the life of any person.

The cash surrender value used to determine the amount of any income payment will be calculated as of 14 days before the date an income payment is due and will be determined on the same basis as the cash surrender value during the Accumulation Phase, including the deduction for mortality and expense risks.

While income options do not directly involve mortality risks for the Company, an individual may elect to apply the remaining cash surrender value to provide an annuity at the guaranteed rates even though income payments have been received under an income option. Before an owner or participant makes any income option election, he or she should consult a tax adviser as to any adverse tax consequences the election might have.

OPTION 1 -- PAYMENTS OF A FIXED AMOUNT: We will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The final payment will include any amount insufficient to make another full payment.

OPTION 2 -- PAYMENTS FOR A FIXED PERIOD: We will make payments for the number of years selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

OPTION 3 -- INVESTMENT INCOME: We will make payments for the period agreed on. The amount payable will be equal to the excess, if any, of the cash surrender value under this option over the amount applied under this option. No payment will be made if the cash surrender value is less than the amount applied, and it is possible that no payments would be made for a period of time. Payments under this option are not considered to be annuity payments and are taxable in full as ordinary income. (See "Federal Tax Considerations.") This option will generally be inappropriate under federal tax law for periods that exceed the participant's attainment of age 70 1/2.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the cash value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the cash value (including charges).

Generally, there is no right to return for group Contracts/Certificates, including Contracts issued under the Texas Optional Retirement Program.

We will determine the cash value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION OF INDIVIDUAL CONTRACT

You do not need to make any purchase payments after the first to keep the Contract in effect. However, unless otherwise specified by state law, we reserve the right to terminate the Contract on any business day if the cash value as of that date is less than $500 and no purchase payments have been made for at least three years. Termination will not occur until 31 days after we have mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash value less any applicable premium tax, and less any applicable administrative charge.

TERMINATION OF GROUP CONTRACT OR ACCOUNT

TERMINATION BY OWNER -- If an owner or a participant terminates an account, in whole or in part, while the Contract remains in effect; and the value of the terminated account is to be either paid in cash to you or to a participant; or transferred to any other funding vehicle, we will pay or transfer the cash surrender value of the terminated account.

If this Contract is terminated, whether or not the plan is terminated; and the owner or the participant, as provided in the plan, elect that values are not to be paid out in cash or transferred, the Company reserves the right to agree to apply a participant's interest either as instructed by the owner or the participant, or under one of the options described under "Options in the Event of Termination of a Participant."

TERMINATION BY PARTICIPANT -- If a participant terminates an individual account, in whole or in part, while the Contract remains in effect; and the value of the terminated individual account is to be either paid in cash to the participant, or transferred to any other funding vehicle, we will pay or transfer the cash surrender value of the terminated account.

TERMINATION BY THE COMPANY AND TERMINATION AMOUNT -- If the cash value in a participant's individual account is less than the termination amount stated in the Contract, and no premium has been applied to the account for at least three years, we reserve the right to terminate that account, and to move the cash value of that participant's individual account to the owner's account.

If the plan does not allow for this movement to the owner's account, the cash value, less any applicable premium tax not previously deducted, will be paid to that participant or to the owner, as provided in the plan.

We reserve the right to terminate this Contract on any valuation date if:

     1. there is no cash value in any participant's individual account, and

     2. the cash value of the owner's account, if any, is less than $500, and

     3. the premium has not been paid for at least three years.

If this Contract is terminated, the cash value of the owner's account, if any, less any applicable premium tax not previously deducted will be paid to you.

Termination will not occur until 31 days after we have mailed notice of termination to the group contract owner or the participant, as provided in the plan, at the last known address; and to any assignee of record.

OPTIONS IN THE EVENT OF TERMINATION OF A PARTICIPANT -- In the event that, before a participant's maturity date, that participant terminates participation in the plan, the owner or that participant, as provided in the plan, with respect to that participant's interest may elect:

     1. If that participant is at least 50 years of age, to have that participant's interest applied to provide an annuity option or an income option.

     2. If the Contract is continued, to have that participant's interest applied to continue as a paid-up deferred annuity for that participant,(i.e., the cash value remains in the Contract and the annuity becomes payable under the same terms and conditions as the annuity that would have otherwise been payable at the maturity date).

     3. To have the owner or that participant, as provided in the plan, receive that participant's interest in cash.

     4. If that participant becomes a participant under another group contract of this same type which is in effect with us, to transfer that participant's interest to that group contract.

     5. To make any other arrangements as may be mutually agreed on.

If this Contract is continued, any cash value to which a terminating participant is not entitled under the plan, will be moved to the owner's account.

AUTOMATIC BENEFIT -- In the event of termination, unless otherwise provided in the Plan, a participant's interest will continue as a paid-up deferred annuity in accordance with option 2. above, if this Contract is continued. Or, if this Contract is terminated, will be paid in cash to the owner or to that participant, as provided in the plan.

ANNUITY PAYMENTS -- Termination of this Contract or the plan will not affect payments being made under any annuity option which began before the date of termination.

DISTRIBUTION FROM ONE ACCOUNT TO ANOTHER ACCOUNT

Under a group Contract, the owner may, as provided for in the plan, distribute the cash value from the owner's account to one or more individual accounts. No distribution will be allowed between individual accounts.

The owner may, as required by and provided for in the plan, move the cash value from any or all individual accounts to the owner's account without a charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

CHANGE OF CONTRACT

For group Contracts, the Company may, at any time, make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any federal law or regulation to which the Company is subject.

Except as provided in the paragraph immediately above, no change may be made in the Contract before the fifth anniversary of the contract date, and in no event will changes be made with respect to payments being made by the Company under any annuity option which has commenced prior to the date of change. On and after the fifth anniversary of the contract date, the Company reserves the right to change the termination amount (see "Termination of Contract or Account"), the amount of certain charges and deductions, the calculation of the net investment rate and the unit values, and the annuity tables. Any change in the annuity tables will be applicable only to premiums received under the Contract after the change. The ability to make such change lessens the value of mortality and expense guarantees. Other changes (including changes to the administrative charge) may be applicable to all owners' accounts and individual accounts under the Contract, to only the owners' accounts and individual accounts established after the change, or to only premiums received under the Contract after the date of change as the Company declares at the time of change. The Company will give notice to the owner at least 90 days before the date the change is to take effect.

ASSIGNMENT

The participant may not assign his or her rights under a group Contract. The owner may assign his or her rights under an individual or a group Contract if allowed by the plan.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for the insurance company and for the separate accounts are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The Contract is offered through both affiliated and non-affiliated broker dealers. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. In addition, Tower Square Securities, Inc., an affiliate of the Company, receives additional incentive payments from the Company relating to the sale of the

Contracts. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The contract owner or participant, as applicable, has certain voting rights in the funding options. The number of votes which an owner or participant, as provided in the plan, may cast in the accumulation period is equal to the number of accumulation units credited to the account under the Contract. During the annuity period, the group participant or the individual contract owner may cast the number of votes equal to (i) the reserve related to the Contract divided by
(ii) the value of an accumulation unit. During the annuity period, the voting rights of a participant or, under an individual Contract, an annuitant, will decline as the reserve for the Contract declines.

Upon the death of the person authorized to vote under the Contract, all voting rights will vest in the beneficiary of the Contract, except in the case of nonqualified individual Contracts, where the surviving spouse may succeed to the ownership.

FUND U. In accordance with our view of present applicable law, we will vote shares of the underlying funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in Fund U. We will vote shares for which we have not received instructions in the same proportion as it votes shares for which it has received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote shares of the mutual funds in our own right, we may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest in Fund U will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in Fund U corresponding to his or her interest in Fund U.

ACCOUNTS GIS, QB, MM, TGIS, TSB AND TAS. Contract owners participating in Accounts GIS, QB, MM, TGIS, TSB or TAS will be entitled to vote at their meetings on (i) any change in the fundamental investment policies of or other policies related to the accounts requiring the owners' approval; (ii) amendment of the investment advisory agreements; (iii) election of the members of the Board of Managers of the accounts; (iv) ratification of the selection of an independent public accountant for the accounts; (v) any other matters which, in the future, under the 1940 Act require the owners' approval; and (vi) any other business which may properly come before the meeting. The number of votes which each contract owner or a participant may cast, including fractional votes, shall be determined as of the date to be chosen by the Board of Managers within 75 days of the date of the meeting, and at least 20 days' written notice of the meeting will be given.

Votes for which participants under a group Contract are entitled to instruct the owner, but for which the owner has received no instructions, will be cast by the owner for or against each proposal to be voted on only in the same proportion as votes for which instructions have been received.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

THE TRAVELERS INSURANCE COMPANY

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

THE SEPARATE ACCOUNTS

Two different types of separate accounts are available to Fund the Contracts described in this prospectus. The first type, Fund U, is a unit investment trust registered with the SEC under the 1940 Act. Fund U's assets are invested exclusively in the shares of the underlying funds.

The second type of separate account available under the Contract, the "managed separate accounts," (Accounts GIS, QB, MM, TGIS, TSB and TAS) are diversified, open-end management investment companies registered with the SEC under the 1940 Act. The assets of the managed separate accounts are invested directly in securities such as stocks, bonds or money market instruments which are compatible with the stated investment policies of each separate account. Each of the separate accounts available in connection with the Contract has different investment objectives and fundamental investment policies.

The separate accounts were established on the following dates: Fund U -- May 16, 1983; Account GIS -- September 22, 1967; Account QB -- July 29, 1974; Account
MM -- December 29, 1981; Accounts TGIS and TSB -- October 30, 1986; and Account TAS -- January 2, 1987.

We hold the assets for the exclusive benefit of the owners of the separate accounts, according to the laws of the State of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the separate accounts, are in accordance with the Contracts, credited to or charged against the separate accounts without regard to other income, gains or losses of the Company. The assets held by the separate accounts are not chargeable with liabilities arising out of any other business which we may conduct. The obligations arising under the variable annuity contracts are obligations of the Company.

For each managed separate account, neither the investment objective nor the fundamental investment restrictions, as described in the SAI, can be changed without a vote of the majority of the outstanding voting securities of the Accounts, as defined by the 1940 Act.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the funding options of Fund U. The Company may also advertise the standardized average annual total returns of Accounts GIS, QB, MM, TGIS, TSB, TAS and Fund U, calculated in a manner prescribed by the SEC, as well as the nonstandardized total returns, as described below.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total returns will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000, and 3000 Indices, the Value Line

Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the contract. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28,

1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the contract will not be treated as an annuity contract for Federal income tax purposes and earnings under the contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; of (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                           MANAGED SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

As described earlier in this prospectus, there are various funding options available to you under your Universal Annuity Contract. You may select from several variable funding options, which are described in detail in separate prospectuses. In addition, you may choose to invest in one or more of the managed separate accounts (the "Accounts") also offered through your Contract. Detailed information regarding these Accounts such as investment objectives, investment techniques, risk factors and management of the Accounts, is provided below. Not all funding options or Accounts may be available to you. Please refer to your Contract. There can be no assurance that the Accounts' investment objectives will be achieved.

                 THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT GIS)
--------------------------------------------------------------------------------

INVESTMENT ADVISER:  TIMCO

PORTFOLIO MANAGER:  Sandip Bhagat

INVESTMENT OBJECTIVE: Long-term accumulation of principal through capital appreciation and retention of net investment income.

KEY INVESTMENTS:  Common stock of large U.S. companies.

SELECTION PROCESS: Account GIS invests primarily in stocks of large U.S. companies representing a wide range of industries. Stock selection is based on a quantitative screening process which favors companies that achieve earnings growth above consensus expectations, and whose stocks offer attractive relative value. In order to achieve consistent performance, TIMCO manages Account GIS to mirror the overall risk, sector weightings and growth value style characteristics of the Standard & Poor's 500 Stock Index ("S&P 500"). The S&P 500 is a value-weighted equity index comprised mainly of large-company stocks.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: Account GIS, to a lesser extent, will invest in other securities. A complete description of all investments, and their associated risks, is contained in the SAI. These additional investments include, but are not limited to, the following:

        - fixed-income securities such as bonds and notes, including U.S. Government securities;

        - exchange-traded stock index futures

        - covered call options, put options

        - foreign securities

For a complete list of all investments available to Account GIS, please refer to the "Investments at a Glance" table at the end of this section and in the SAI.

PRINCIPAL RISK FACTORS: Account GIS is most subject to equities risk. For a complete discussion of equities risk and other risks carried by the investments of Account GIS, please refer to the "Investments, Practices and Risks" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account GIS.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account GIS permit it to:

     1. invest up to 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities;

     2. borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;

     3. purchase interests in real estate represented by securities for which there is an established market;

     4. make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;

     5. acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account GIS not to exceed 5% of the voting securities of any one issuer);

     6. make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts; and

     7. invest up to 5% of its assets in restricted securities (securities which may not be publicly offered without registration under the Securities Act of 1933).

                       THE TRAVELERS QUALITY BOND ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT QB)
--------------------------------------------------------------------------------

INVESTMENT ADVISER:  TAMIC

PORTFOLIO MANAGER:  F. Denney Voss

INVESTMENT OBJECTIVE: Current income, moderate capital volatility and total return.

KEY INVESTMENTS:  Investment grade debt securities and money market instruments.

SELECTION PROCESS: The adviser expects that the Fund's investments generally will maintain an average duration of 5 years or less. Investment in longer term obligations may be made if the manager decides that the investment yields justify a longer term commitment. No more than 25% of the value of the Account's total assets will be invested in any one industry. The portfolio will be actively managed and, under certain market conditions, investments may be sold prior to maturity.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: Account QB may invest in many types of fixed-income securities and employ various types of strategies. A complete description of all investments, and their associated risks, is contained in the SAI. These additional investments include, but are not limited to, the following:

          - treasury bills

          - repurchase agreements

          - commercial paper

          - certificates of deposit

          - banker's acceptances

          - bonds, notes, debentures

          - convertible securities

          - when-issued securities

          - interest rate future contracts

For a complete list of all investments available to Account QB, please refer to the "Investments at a Glance" table at the end of this section and in the SAI.

PRINCIPAL RISK FACTORS: Account QB is most subject to fixed-income securities risk. For a complete discussion of fixed-income securities risk and other risks carried by the investments of Account QB, please refer to the "Investments, Practices and Risks" section of this prospectus.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account QB permit it to:

     1. invest up to 15% of the value of its assets in the securities of any one issuer (exclusive of obligations of the United States government and its instrumentalities, for which there is no limit);

     2. borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;

     3. purchase interests in real estate represented by securities for which there is an established market;

     4. make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;

     5. acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account QB not to exceed 5% of the voting securities of any one issuer); and

     6. make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts.

                       THE TRAVELERS MONEY MARKET ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT MM)
--------------------------------------------------------------------------------

INVESTMENT ADVISER:  TAMIC

PORTFOLIO MANAGER:  Emil J. Molinaro, Jr.

INVESTMENT OBJECTIVE: Preservation of capital, a high degree of liquidity and high current income.

KEY INVESTMENTS:  Money market instruments.

SELECTION PROCESS: The Account is a "money market" Account that invests in high quality U.S. dollar denominated money market instruments. High quality instruments generally are rated in the highest rating category by national rating agencies or are deemed comparable. Eligible securities must have a remaining maturity of 13 months or less (subject to certain exceptions). The Account's manager selects from the following or other similar investments, as described in the "Investments at a Glance" table at the end of this section and in the SAI.

COMMERCIAL PAPER AND
SHORT-TERM CORPORATE DEBT      Commercial paper is short-term unsecured
                               promissory notes issued by corporations to finance their short-term credit needs. Commercial paper is usually sold at a discount and is issued with a maturity of not more than 9 months.
                               Short-term corporate debt that the Fund may purchase includes notes and bonds issued by corporations to finance longer-term credit needs.
                               These debt securities are issued with maturities of more than 9 months. The Account may purchase short-term corporate debt with a remaining maturity of 397 days or less at the time of purchase.

U.S. GOVERNMENT MONEY MARKET
SECURITIES                     These are short-term debt instruments issued or
                               guaranteed by the U.S. Government or its agencies, instrumentalities or government-sponsored enterprises. The full faith and credit of the United States does not back all U.S. Government securities. For example, securities issued by Fannie Mae are supported by that agency's right to borrow from the U.S.
                               Treasury under certain circumstances. Other U.S.
                               government securities, such as those issued by the Federal Farm Credit Banks Funding
                               Corporation, are supported only by the credit of the entity that issued them.

CREDIT AND LIQUIDITY
ENHANCEMENTS                   Enhancements include letters of credit,
                               guarantees, puts and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. Credit and liquidity enhancements are designed to enhance the credit quality of an instrument to eligible security status. However, they expose the Fund to the credit risk of the entity providing the credit or liquidity enhancement. Changes in the credit quality of the provider could affect the value of the security and the Fund's share price.

PUT FEATURES                   Entitle the holder to put or sell a security back
                               to the issuer or another party who issued the put. Demand features, standby commitments, and tender options are types of put features. In exchange for getting the put, the Fund may accept a lower rate of interest. The Fund evaluates the credit quality of the put provider as well as the issuer, if a different party. The put provider's creditworthiness affects the credit quality of the investment.

VARIABLE AND FLOATING RATE
SECURITIES                     Have interest rates that adjust periodically,
                               which may be either at specific intervals or whenever an external benchmark rate changes.
                               Interest-rate adjustments are designed to help maintain a stable price for the security.

REPURCHASE AGREEMENTS          These agreements permit the Account to buy a
                               security at one price and, at the same time, agree to sell it back at a higher price. Delays or losses to the Account could result if the other party to the agreement defaults or becomes insolvent.

RISK FACTORS

Corporate debt securities held by the Account may be subject to several types of investment risk, including market or interest-rate risk. This risk relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which, in turn, relates to the ability of the issuer to make timely interest payments and to repay the principal at maturity. Short-term corporate debt is less subject to market or interest-rate risk than longer-term corporate debt. Certain corporate debt securities may be subject to call or income risk. This risk appears during periods of falling interest rates and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity.

Because interest rates on money market instruments fluctuate in response to economic factors, rates on the Account's short-term investments and the daily dividends paid to its shareholders will vary, rising or falling with short-term interest rates generally. Yields from short-term securities may be lower than yields from longer-term securities. Also, the value of the Account's securities generally varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Account's investments usually increases as short-term interest rates fall and decreases as short-term interest rates rise.

Account investments may be unprofitable in a time of sustained high inflation. In addition, the Account's investments in certificates of deposit issued by U.S. branches of foreign banks and foreign branches of U.S. banks involve somewhat more risk, but also more potential reward, than investments in comparable domestic obligations.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account MM permit it to:

     1. invest up to 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of this restriction;

     2. invest up to 5% of its assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government. However, Account MM may invest up to 25% of its total assets in first tier securities, as defined in Rule 2a-7, of a single issuer for a period of up to three business days after the purchase thereof;

     3. acquire up to 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

     4. borrow money from banks on a temporary basis in an aggregate amount not to exceed one third of Account MM's assets (including the amount borrowed); and

     5. pledge, hypothecate or transfer, as security for indebtedness, any securities owned or held by Account MM as may be necessary in connection with any borrowing mentioned above and in an aggregate amount of up to 5% of Account MM's assets.

              THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                     FOR VARIABLE ANNUITIES (ACCOUNT TGIS)
--------------------------------------------------------------------------------

INVESTMENT ADVISER:  TIMCO

PORTFOLIO MANAGERS:  Sandip Bhagat

INVESTMENT OBJECTIVE: Long-term accumulation of principal through capital appreciation and retention of net investment income.

KEY INVESTMENTS:  Common stock of large U.S. companies.

SELECTION PROCESS: Account TGIS invests primarily in stocks of large U.S. companies representing a wide range of industries, while maintaining a highly marketable portfolio in order to accommodate cash flows associated with market-timing moves. Stock selection is based on a quantitative screening process which favors companies that achieve earnings growth above consensus expectations, and whose stocks offer attractive relative value. In order to achieve consistent performance, TIMCO manages Account TGIS to mirror the overall risk, sector weightings and growth value style characteristics of the Standard & Poor's 500 Stock Index ("S&P 500"). The S&P 500 is a value-weighted equity index comprised mainly of large-company stocks.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: Account TGIS will also use exchange-traded financial futures contracts to facilitate market-timed moves, and as a hedge to protect against changes in stock prices or interest rates. Account TGIS, to a lesser extent, may invest in other securities. These additional investments include, but are not limited to, the following:

        - fixed-income securities such as bonds and notes;

        - including U.S. Government securities

        - covered call options, put options

        - foreign securities

For a complete list of all investments available to Account TGIS, please refer to the "Investments at a Glance" table at the end of this section and in the SAI.

PRINCIPAL RISK FACTORS: Account TGIS is most subject to equities risk and market-timing risk. For a complete discussion of these and other risks carried by the investments of Account GIS, please refer to the "Investments, Practices and Risks" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account TGIS.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TGIS are the same as Account GIS. (See "Account GIS -- Fundamental Investment Policies.")

                  THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT TSB)
--------------------------------------------------------------------------------

INVESTMENT ADVISER:  TIMCO

PORTFOLIO MANAGER:  Emil Molinaro, Jr.

INVESTMENT OBJECTIVE: High current income with limited price volatility while maintaining a high degree of liquidity.

KEY INVESTMENTS:  High quality fixed-income securities.

SELECTION PROCESS: The Account invests in high quality U.S. dollar denominated instruments. High quality instruments generally are rated in the highest rating category by national rating agencies or are deemed comparable. The weighted average maturity of the portfolio is not expected to exceed 9 months. The Account's manager selects from the following or other similar investments, as described in the "Investments at a Glance" table at the end of this section and in the SAI.

COMMERCIAL PAPER AND
SHORT-TERM CORPORATE DEBT      Commercial paper is short-term unsecured
                               promissory notes issued by corporations to finance their short-term credit needs. Commercial
                               Paper is usually sold at a discount and is issued with a maturity of not more than 9 months.
                               Short-term corporate debt that the Fund may purchase includes notes and bonds rated at least
                               AA with final maturities of 18 months or less at time of purchase.

U.S. GOVERNMENT SECURITIES     These are short-term debt instruments issued or
                               guaranteed by the U.S. Government or its agencies, instrumentalities or government-sponsored enterprises. The full faith and credit of the United States does not back all U.S. Government securities. For example, securities issued by Fannie Mae are supported by that agency's right to borrow from the U.S.
                               Treasury under certain circumstances. Other U.S.
                               Government securities, such as those issued by the Federal Farm Credit Banks Funding
                               Corporation, are supported only by the credit of the entity that issued them.

REPURCHASE AGREEMENTS          Permit the Account to buy a security at one price
                               and, at the same time, agree to sell it back at a higher price. Delays or losses to the Account could result if the other party to the agreement defaults or becomes insolvent.

RISK FACTORS

Corporate debt securities held by the Account may be subject to several types of investment risk, including market or interest-rate risk. This risk relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which, in turn, relates to the ability of the issuer to make timely interest payments and to repay the principal at maturity. Short-term corporate debt is less subject to market or interest-rate risk than longer-term corporate debt. Certain corporate debt securities may be subject to call or income risk. This risk appears during periods of falling interest rates and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity.

Because interest rates on money market instruments fluctuate in response to economic factors, rates on the Account's short-term investments and the daily dividends paid to its shareholders will vary, rising or falling with short-term interest rates generally. Yields from short-term securities may be lower than yields from longer-term securities. Also, the value of the Account's securities generally varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Account's investments usually increases as short-term interest rates fall and decreases as short-term interest rates rise.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TSB permit it to:

     1. invest up to 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of this restriction;

     2. invest up to 10% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

     3. acquire up to 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

     4. borrow money from banks on a temporary basis in an aggregate amount not to exceed one third of Account TSB's assets (including the amount borrowed); and

     5. pledge, hypothecate or transfer, as security for indebtedness, any securities owned or held by Account TSB as may be necessary in connection with any borrowing mentioned above and in an aggregate amount of up to 5% of Account TSB's assets.

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT TAS)
--------------------------------------------------------------------------------

INVESTMENT ADVISER:  TIMCO

PORTFOLIO MANAGER:  Sandip Bhagat

INVESTMENT OBJECTIVE:  Growth of capital

KEY INVESTMENTS:  Common stock of mid-size U.S. companies

SELECTION PROCESS: In selecting investments for the portfolio, TIMCO identifies stocks which appear to be undervalued. A computer model reviews over one thousand stocks using fundamental and technical criteria such as price relative to book value, earnings growth and momentum, and the change in price relative to a broad composite stock index.

Computer-aided analysis may also be used to match certain characteristics of the portfolio, such as industry sector representation, to the characteristics of a market index, or to impose a tilt toward certain attributes. Account TAS currently focuses on mid-sized domestic companies with market capitalizations that fall between $500 million and $10 billion.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: Account TAS may invest in smaller or larger companies without limitation. A complete description of all investments, and their associated risks, is contained in the SAI. These additional investments include, but are not limited to, the following:

- convertible securities                          - illiquid securities
- rights and warrants                             - money market instruments
- foreign securities                              - call or put options

In addition, Account TAS will use exchange-traded futures contracts to facilitate market-timed moves. For a complete list of all investments available to Account TAS, please refer to the "Investments at a Glance" table at the end of this section and in the SAI.

PRINCIPAL RISK FACTORS: Account TAS is most subject to equities risk, including smaller companies risk, and market-timing risk. For a complete discussion of these types of risk as well as other risks carried by the investments of Account TAS, please refer to the "Investments, Practices and Risks" Section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account TAS.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TAS permit it to:

     1. invest up to 5% of its assets in the securities of any one issuer;

     2. borrow money from banks in amounts of up to 10% of its assets, but only as a temporary measure for emergency or extraordinary purposes;

     3. pledge up to 10% of its assets to secure borrowings;

     4. invest up to 25% of its assets in the securities of issuers in the same industry; and

     5. invest up to 10% of its assets in repurchase agreements maturing in more than seven days and securities for which market quotations are not readily available.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                            INVESTMENTS AT A GLANCE
--------------------------------------------------------------------------------

Each Account invests in various instruments subject to its particular investment policies. The Accounts invest in some or all of the following, as indicated below. These techniques and practices are described together with their risks, in the SAI.


---------------------------------------------------------------------------------------------------------------------------------
  INVESTMENT TECHNIQUES                                       GIS          MM          QB         TAS        TGIS         TSB
---------------------------------------------------------------------------------------------------------------------------------
 Affiliated Bank Transactions
---------------------------------------------------------------------------------------------------------------------------------
 American Depositary Receipts                                   X                       X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Asset-Backed Mortgage Securities                               X                       X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Bankers Acceptances                                            X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Buying Put and Call Options                                    X                                   X           X
---------------------------------------------------------------------------------------------------------------------------------
 Certificates of Deposit                                        X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Commercial Paper                                               X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Convertible Securities                                         X                       X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Corporate Asset-Backed Securities                              X                       X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Debt Securities                                                X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Emerging Market Securities
---------------------------------------------------------------------------------------------------------------------------------
 Equity Securities                                              X                       X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Floating & Variable Rate Instruments                           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Foreign Securities                                             X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Forward Contracts on Foreign Currency
---------------------------------------------------------------------------------------------------------------------------------
 Futures Contracts                                              X                       X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                            X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Indexed Securities                                                                     X                       X           X
---------------------------------------------------------------------------------------------------------------------------------
 Index Futures Contracts                                        X                       X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Investment Company Securities
---------------------------------------------------------------------------------------------------------------------------------
 Investment in Unseasoned Companies                             X                       X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
---------------------------------------------------------------------------------------------------------------------------------
 Letters of Credit                                              X                       X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Loan Participations
---------------------------------------------------------------------------------------------------------------------------------
 Money Market Instruments                                       X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Options on Foreign Currencies
---------------------------------------------------------------------------------------------------------------------------------
 Options on Index Futures Contracts                             X                       X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Options on Stock Indices                                       X                                               X
---------------------------------------------------------------------------------------------------------------------------------
 Other Direct Indebtedness                                                  X
---------------------------------------------------------------------------------------------------------------------------------
 Real Estate-Related Instruments                                X                       X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                          X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements                                  X                       X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Short Sales "Against the Box"
---------------------------------------------------------------------------------------------------------------------------------
 Short-Term Money Market Instruments                            X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Swap Agreements
---------------------------------------------------------------------------------------------------------------------------------
 Temporary Bank Borrowing                                       X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities                                     X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Variable Amount Master Demand Notes                            X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 When-Issued and Delayed Delivery Securities                    X                       X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Writing Covered Call Options                                   X                                   X           X
---------------------------------------------------------------------------------------------------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                                                        APPENDIX
A
                     CONDENSED FINANCIAL INFORMATION
-------------------------------------------------------------------------

               THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                        ACCUMULATION UNIT VALUES

                                              2000                   1999                   1998                  1997
                                       -------------------    -------------------    -------------------    -----------------
                                          Q          NQ          Q          NQ          Q          NQ          Q         NQ
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND* (12/87)
 Unit Value at beginning of year...    $  9.148    $ 9.487    $  6.033    $ 6.257    $  3.779    $ 3.920    $ 3.034    $3.146
 Unit Value at end of year.........       7.058      7.319       9.148      9.487       6.033      6.257      3.779     3.920
 Number of units outstanding at end
   of year (thousands).............     136,178     12,231     131,075     11,805     104,732     11,574     84,250     9,791
HIGH YIELD BOND TRUST (1/88)
 Unit Value at beginning of year...    $  3.539    $ 3.576    $  3.432    $ 3.468    $  3.261    $ 3.295    $ 2.833    $2.863
 Unit Value at end of year.........       3.530      3.566       3.539      3.576       3.432      3.468      3.261     3.295
 Number of units outstanding at end
   of year (thousands).............       5,541        763       6,319        898       6,959      1,011      6,673       973
MANAGED ASSETS TRUST (12/87)
 Unit Value at beginning of year...    $  5.033    $ 5.417    $  4.462    $ 4.802    $  3.720    $ 4.004    $ 3.105    $3.342
 Unit Value at end of year.........       4.890      5.264       5.033      5.417       4.462      4.802      3.720     4.004
 Number of units outstanding at end
   of year (thousands).............      50,788      5,690      54,963      6,248      53,900      5,958     53,841     5,164

                                           1996
                                     -----------------
                                        Q         NQ
-----------------------------------  -----------------
CAPITAL APPRECIATION FUND* (12/87)
 Unit Value at beginning of year...  $ 2.396    $2.485
 Unit Value at end of year.........    3.034     3.146
 Number of units outstanding at end
   of year (thousands).............   64,294     7,828
HIGH YIELD BOND TRUST (1/88)
 Unit Value at beginning of year...  $ 2.472    $2.498
 Unit Value at end of year.........    2.833     2.863
 Number of units outstanding at end
   of year (thousands).............    5,312       657
MANAGED ASSETS TRUST (12/87)
 Unit Value at beginning of year...  $ 2.763    $2.975
 Unit Value at end of year.........    3.105     3.342
 Number of units outstanding at end
   of year (thousands).............   55,055     4,632

                                             1995                 1994                 1993                 1992}           1991
                                       -----------------    -----------------    -----------------    -----------------    -------
                                          Q         NQ         Q         NQ         Q         NQ         Q         NQ         Q
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year...    $ 1.779    $1.845    $ 1.892    $1.962    $ 1.665    $1.727    $ 1.433    $1.487    $ 1.075
 Unit Value at end of year.........      2.396     2.485      1.779     1.845      1.892     1.962      1.665     1.727      1.433
 Number of units outstanding at end
   of year (thousands).............     45,979     4,415     40,160     3,605     30,003     2,825     16,453     1,020     12,703
HIGH YIELD BOND TRUST
 Unit Value at beginning of year...    $ 2.167    $2.189    $ 2.222    $2.245    $ 1.974    $1.994    $ 1.767    $1.785    $ 1.418
 Unit Value at end of year.........      2.472     2.498      2.167     2.189      2.222     2.245      1.976     1.994      1.767
 Number of units outstanding at end
   of year (thousands).............      4,592       498      4,708       585      5,066       603      4,730       428      4,018
MANAGED ASSETS TRUST
 Unit Value at beginning of year...    $ 2.201    $2.369    $ 2.281    $2.455    $ 2.111    $2.273    $ 2.034    $2.189    $ 1.691
 Unit Value at end of year.........      2.763     2.975      2.201     2.369      2.281     2.455      2.111     2.273      2.034
 Number of units outstanding at end
   of year (thousands).............     57,020     4,114     58,355     4,813     63,538     4,490     65,926     4,120     58,106

                                      1991
                                     ------
                                       NQ
-----------------------------------  ------
CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year...  $1.114
 Unit Value at end of year.........   1.487
 Number of units outstanding at end
   of year (thousands).............     887
HIGH YIELD BOND TRUST
 Unit Value at beginning of year...  $1.433
 Unit Value at end of year.........   1.785
 Number of units outstanding at end
   of year (thousands).............     344
MANAGED ASSETS TRUST
 Unit Value at beginning of year...  $1.821
 Unit Value at end of year.........   2.189
 Number of units outstanding at end
   of year (thousands).............   3,359

 Q = Qualified
NQ = NonQualified
The financial statements of Fund U are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.
* Prior to May 1, 1994, the Capital Appreciation Fund was known as the Aggressive Stock Trust.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                   2000       1999       1998       1997       1996       1995       1994       1993       1992
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (1/92)
  Unit Value at beginning of
    year.......................  $  3.704   $  3.110   $  2.456   $  1.870   $  1.546   $  1.144   $  1.148   $  1.064   $  1.000
  Unit Value at end of year....     3.319      3.704      3.110      2.456      1.870      1.546      1.144      1.148      1.064
  Number of units outstanding
    at end of year.............   167,538    168,819    147,531    109,317     66,098     43,247     31,600     26,789      2,089
AMERICAN ODYSSEY FUNDS, INC.
  CORE EQUITY FUND (6/93)*
  Unit Value at beginning of
    year.......................  $  2.408   $  2.445   $  2.143   $  1.647   $  1.354   $   .990   $  1.012   $  1.000         --
  Unit Value at end of year....     2.022      2.408      2.445      2.143      1.647      1.354       .990      1.012         --
  Number of units outstanding
    at end of year.............   172,084    176,542    187,872    185,895    170,552    137,330    100,082     37,136         --
  EMERGING OPPORTUNITIES FUND (5/93)*
  Unit Value at beginning of
    year.......................  $  1.877   $  1.390   $  1.541   $  1.460   $  1.526   $  1.168   $  1.079   $  1.000         --
  Unit Value at end of year....     2.041      1.877      1.390      1.541      1.460      1.526      1.168      1.079         --
  Number of units outstanding
    at end of year.............   143,473    181,955    187,717    162,146    122,877    103,815     73,838     27,011         --
  GLOBAL HIGH-YIELD BOND FUND** (5/93)*++
  Unit Value at beginning of
    year.......................  $  1.229   $  1.125   $  1.183   $  1.129   $  1.102   $  1.006   $  1.020   $  1.000         --
  Unit Value at end of year....     1.167      1.229      1.125      1.183      1.129      1.102      1.006      1.020         --
  Number of units outstanding
    at end of year.............    65,149     70,729     70,747     48,929     44,077     24,416     17,611      8,201         --
  INTERMEDIATE-TERM BOND FUND (6/93)*++
  Unit Value at beginning of
    year.......................  $  1.320   $  1.317   $  1.229   $  1.157   $  1.128   $   .993   $  1.035   $  1.000         --
  Unit Value at end of year....     1.389      1.320      1.317      1.229      1.157      1.128       .993      1.035         --
  Number of units outstanding
    at end of year.............    75,053     87,217     93,456     86,914     78,211     68,878     50,403     19,564         --
  INTERNATIONAL EQUITY FUND (5/93)*
  Unit Value at beginning of
    year.......................  $  2.364   $  1.806   $  1.592   $  1.534   $  1.274   $  1.084   $  1.180   $  1.000         --
  Unit Value at end of
    period.....................     2.147      2.364      1.806      1.592      1.534      1.274      1.084      1.180         --
  Number of units outstanding
    at end of year.............   124,882    147,994    161,690    143,959    121,896     70,364     47,096     16,944         --
  LONG-TERM BOND FUND (6/93)*
  Unit Value at beginning of
    year.......................  $  1.398   $  1.456   $  1.352   $  1.221   $  1.221   $   .990   $  1.085   $  1.000         --
  Unit Value at end of year....     1.551      1.398      1.456      1.352      1.221      1.221       .990      1.085         --
  Number of units outstanding
    at end of year.............   144,751    163,822    170,067    159,728    137,075    101,376     70,928     25,467         --
DREYFUS VARIABLE INVESTMENT FUND
  SMALL CAP PORTFOLIO (5/98)
  Unit Value at beginning of
    year.......................  $  1.046   $  0.860   $  1.000         --         --         --         --         --         --
  Unit Value at end of year....     1.171      1.046      0.860         --         --         --         --         --         --
  Number of units outstanding
    at end of year.............    30,293      8,737      4,815         --         --         --         --         --         --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  TEMPLETON ASSET STRATEGY FUND (1/92) (CLASS 1)
  Unit Value at beginning of
    year.......................  $  2.640   $  2.176   $  2.070   $  1.815   $  1.546   $  1.277   $  1.333   $  1.070   $  1.000
  Unit Value at end of year....     2.615      2.640      2.176      2.070      1.815      1.546      1.277      1.333      1.070
  Number of units outstanding
    at end of year.............    76,625     88,551    105,824    124,603    113,809    107,460    103,407     51,893     13,888
  TEMPLETON GLOBAL INCOME SECURITIES FUND (1/92)
    (CLASS 1)+
  Unit Value at beginning of
    year.......................  $  1.345   $  1.447   $  1.367   $  1.351   $  1.250   $  1.101   $  1.172   $  1.065   $  1.000
  Unit Value at end of year....     1.399      1.345      1.447      1.367      1.351      1.250      1.101      1.172      1.065
  Number of units outstanding
    at end of year.............     6,528      7,676      9,863     10,502     10,260     10,527     10,186      8,014      3,477

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                   2000       1999       1998       1997       1996       1995       1994       1993       1992
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
TEMPLETON GROWTH SECURITIES FUND (1/92) (CLASS 1)
  Unit Value at beginning of
    year.......................  $  2.819   $  2.211   $  2.211   $  2.001   $  1.655   $  1.338   $  1.385   $  1.047   $  1.000
  Unit Value at end of year....     2.990      2.819      2.211      2.211      2.001      1.655      1.338      1.385      1.047
  Number of units outstanding
    at end of year.............   132,342    144,148    164,479    180,876    154,614    122,937    101,462     43,847     10,433
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO (2/95)
  Unit Value at beginning of
    year.......................  $  3.480   $  2.664   $  2.091   $  1.640   $  1.284   $  1.000         --         --         --
  Unit Value at end of year....     2.810      3.480      2.664      2.091      1.640      1.284         --         --         --
  Number of units outstanding
    at end of year.............    45,021     37,608     31,613     19,535     10,809      2,498         --         --         --
  INVESCO STRATEGIC INCOME PORTFOLIO (3/95)+
  Unit Value at beginning of
    year.......................  $  1.403   $  1.446   $  1.487   $  1.402   $  1.195   $  1.000         --         --         --
  Unit Value at end of year....     1.464      1.403      1.446      1.487      1.402      1.195         --         --         --
  Number of units outstanding
    at end of year.............       205        193        240        222        242        162         --         --         --
  MFS TOTAL RETURN PORTFOLIO (2/95)
  Unit Value at beginning of
    year.......................  $  1.822   $  1.798   $  1.630   $  1.362   $  1.205   $  1.000         --         --         --
  Unit Value at end of
    period.....................     2.099      1.822      1.798      1.630      1.362      1.205         --         --         --
  Number of units outstanding
    at end of year.............    24,307     23,142     22,751     14,655      7,302      2,734         --         --         --
  PUTNAM DIVERSIFIED INCOME PORTFOLIO (3/95)+
  Unit Value at beginning of
    year.......................  $  1.273   $  1.275   $  1.282   $  1.206   $  1.128   $  1.000         --         --         --
  Unit Value at end of year....     1.252      1.273      1.275      1.282      1.206      1.128         --         --         --
  Number of units outstanding
    at end of year.............     5,639      6,580      7,549      5,171      2,375        774         --         --         --
  SMITH BARNEY HIGH INCOME PORTFOLIO (3/95)*+
  Unit Value at beginning of
    year.......................  $  1.419   $  1.400   $  1.412   $  1.256   $  1.124   $  1.000         --         --         --
  Unit Value at end of year....     1.289      1.419      1.400      1.412      1.256      1.124         --         --         --
  Number of units outstanding
    at end of year.............     2,505      2,379      2,256      1,307        553        138         --         --         --
  SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO
    (2/95)*+
  Unit Value at beginning of
    year.......................  $  2.332   $  1.408   $  1.339   $  1.321   $  1.137   $  1.000         --         --         --
  Unit Value at end of year....     1.755      2.332      1.408      1.339      1.321      1.137         --         --         --
  Number of units outstanding
    at end of year.............    19,849     11,829      8,376      7,634      5,777        593         --         --         --
  SMITH BARNEY LARGE CAP VALUE PORTFOLIO (2/95)+
  Unit Value at beginning of
    year.......................  $  1.975   $  1.999   $  1.843   $  1.474   $  1.246   $  1.000         --         --         --
  Unit Value at end of year....     2.207      1.975      1.999      1.843      1.474      1.246         --         --         --
  Number of units outstanding
    at end of year.............    12,672     13,365     13,038     10,871      6,133      1,747         --         --         --
TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK PORTFOLIO (5/98)
  Unit Value at beginning of
    year.......................  $  1.165   $  1.040   $  1.000         --         --         --         --         --         --
  Unit Value at end of year....     1.342      1.165      1.040         --         --         --         --         --         --
  Number of units outstanding
    at end of year.............    20,157      2,429      1,388         --         --         --         --         --         --
  SOCIAL AWARENESS STOCK PORTFOLIO (5/92)
  Unit Value at beginning of
    year.......................  $  3.251   $  2.842   $  2.176   $  1.731   $  1.461   $  1.109   $  1.153   $  1.086   $  1.000
  Unit Value at end of year....     3.195      3.251      2.842      2.176      1.731      1.461      1.109      1.153      1.086
  Number of units outstanding
    at end of year.............    17,315     17,999     13,305      9,539      6,355      4,841      3,499      2,920      1,332

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                   2000       1999       1998       1997       1996       1995       1994       1993       1992
---------------------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES TRUST (CONTINUED)
U.S. GOVERNMENT SECURITIES PORTFOLIO (1/92)
  Unit Value at beginning of
    year.......................     1.517   $  1.602   $  1.472   $  1.323   $  1.321   $  1.074   $  1.153   $  1.066   $  1.000
  Unit Value at end of year....     1.714      1.517      1.602      1.472      1.323      1.321      1.074      1.153      1.066
  Number of units outstanding
    at end of year.............    24,810     27,101     36,339     22,809     19,054     21,339     22,709     22,142      8,566
  UTILITIES PORTFOLIO (2/94)
  Unit Value at beginning of
    year.......................     1.943   $  1.969   $  1.686   $  1.363   $  1.284   $  1.005   $  1.000         --         --
  Unit Value at end of year....     2.384      1.943      1.969      1.686      1.363      1.284      1.005         --         --
  Number of units outstanding
    at end of year.............    16,839     15,035     16,378     12,539     13,258     11,918      5,740         --         --
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY)
  EQUITY-INCOME PORTFOLIO (7/93)
  Unit Value at beginning of
    year.......................     2.452   $  2.335   $  2.118   $  1.674   $  1.484   $  1.112         --         --         --
  Unit Value at end of year....     2.626      2.452      2.335      2.118      1.674      1.484         --         --         --
  Number of units outstanding
    at end of year.............   174,162    216,708    243,964    237,050    205,636    153,463         --         --         --
  GROWTH PORTFOLIO (1/92)
  Unit Value at beginning of
    year.......................     4.117   $  3.033   $  2.201   $  1.805   $  1.594   $  1.192         --         --         --
  Unit Value at end of year....     3.619      4.117      3.033      2.201      1.805      1.594         --         --         --
  Number of units outstanding
    at end of year.............   285,711    301,815    295,980    289,002    274,892    229,299         --         --         --
  HIGH INCOME PORTFOLIO (2/92)
  Unit Value at beginning of
    year.......................     2.071   $  1.939   $  2.052   $  1.766   $  1.568   $  1.316         --         --         --
  Unit Value at end of year....     1.585      2.071      1.939      2.052      1.766      1.568         --         --         --
  Number of units outstanding
    at end of year.............    35,414     43,922     49,347     48,895     40,309     32,601         --         --         --
VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY) (1/92)
  ASSET MANAGER PORTFOLIO
  Unit Value at beginning of
    year.......................     2.343   $  2.135   $  1.879   $  1.577   $  1.394   $  1.207      1.301      1.088      1.000
  Unit Value at end of year....     2.223      2.343      2.135      1.879      1.577      1.394      1.207      1.301      1.088
  Number of units outstanding
    at end of year.............   162,774    193,549    226,655    240,064    249,050    270,795    282,474    162,413     30,207

*  Fund's name has changed. Refer to prospectus for new fund name.

+  No longer available to new Contract Owners.

++ Fund is closed.

Date next to each fund's name reflects date money first came into the fund through the Separate Account. Funds not listed were not yet available as of December 31, 2000. The financial statements of Fund U and the consolidated financial statements of The Travelers Insurance Company are contained in the SAI.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
 PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING THROUGHOUT EACH
                                      YEAR

The following information on per unit data has been audited by KPMG LLP, independent accountants, whose report thereon appears in Account GIS's Annual Report as of December 31, 2000. The following information for the fiscal years ended December 31, 1991 through December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account GIS's Annual Report, which is incorporated by reference into the Statement of Additional Information.

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983   2000      1999      1998      1997      1996      1995      1994      1993      1992
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...                $  .232   $  .256   $  .234   $  .228   $  .212   $  .205   $  .189   $  .184   $  .188
 Operating expenses...                        .416      .385      .303      .228      .175      .140      .115      .106      .098
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
 Net investment income (loss)...             (.184)    (.129)    (.069)     .000      .037      .065      .074      .078      .090
 Unit Value at beginning of year...         23.436    19.253    14.955    11.371     9.369     6.917     7.007     6.507     6.447
 Net realized and change in unrealized
   gains (losses)...                        (2.754)    4.312     4.367     3.584     1.965     2.387     (.164)     .422     (.030)
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
 Unit Value at end of year...              $20.498   $23.436   $19.253   $14.955   $11.371   $ 9.369   $ 6.917   $ 7.007   $ 6.507
                                           =======   =======   =======   =======   =======   =======   =======   =======   =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...  $ (2.94)  $  4.18   $  4.30   $  3.58   $  2.00   . $2.45   $  (.09)  $   .50   $   .06
 Ratio of operating expenses to average
   net assets...                              1.85%     1.85      1.81%     1.70%     1.70%     1.70%     1.65%     1.57%     1.58%
 Ratio of net investment income (loss) to
   average net assets...                      (.82)%    (.62)     (.41)%     .00%      .36%      .79%     1.05%     1.15%     1.43%
 Number of units outstanding at end of
   year (thousands)...                      29,879    32,648    32,051    29,545    27,578    26,688    26,692    28,497    29,661
 Portfolio turnover rate...                     52%       47%       50%       64%       85%       96%      103%       81%      189%
CONTRACTS ISSUED PRIOR TO MAY 16, 1983     1991      1999      1998      1997      1996      1995      1994      1993      1992
--------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...                $  .242   $  .267   $  .243   $  .233   $  .216   $  .208   $  .192   $  .189   $  .192
 Operating expenses...                        .376      .347      .272      .201      .154      .123      .100      .092      .085
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
 Net investment income (loss)...             (.134)    (.080)    (.029)     .032      .062      .085      .092      .097      .107
 Unit Value at beginning of year...         24.427    20.017    15.510    11.763     9.668     7.120     7.194     6.664     6.587
 Net realized and change in unrealized
   gains (losses)...                        (2.875)    4.490     4.536     3.715     2.033     2.463     (.166)     .433     (.030)
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
 Unit Value at end of year...              $21.418    24.427   $20.017   $15.510   $11.763   $ 9.668   $ 7.120   $ 7.194   $ 6.664
                                           =======   =======   =======   =======   =======   =======   =======   =======   =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...  $ (3.01)  $  4.41   $  4.51   $  3.75   $  2.10   $  2.55   $  (.07)  $   .53   $   .08
 Ratio of operating expenses to average
   net assets...                              1.60%     1.60%     1.56%     1.45%     1.45%     1.45%     1.41%     1.33%     1.33%
 Ratio of net investment income (loss) to
   average net assets...                      (.57)%    (.37)%    (.16)%     .24%      .60%     1.02%     1.30%     1.40%     1.67%
 Number of units outstanding at end of
   year (thousands)...                      11,413    12,646    13,894    15,194    16,554    17,896    19,557    21,841    22,516
 Portfolio turnover rate...                     52%       47%       50%       64%       85%       96%      103%       81%      189%

SELECTED PER UNIT DATA
 Total investment income...                $  .198
 Operating expenses...                        .091
                                           -------
 Net investment income (loss)...              .107
 Unit Value at beginning of year...          5.048
 Net realized and change in unrealized
   gains (losses)...                         1.292
                                           -------
 Unit Value at end of year...              $ 6.447
                                           =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...  $  1.40
 Ratio of operating expenses to average
   net assets...                              1.58%
 Ratio of net investment income (loss) to
   average net assets...                      1.86%
 Number of units outstanding at end of
   year (thousands)...                      26,235
 Portfolio turnover rate...                    319%
SELECTED PER UNIT DATA
 Total investment income...                $  .201
 Operating expenses...                        .077
                                           -------
 Net investment income (loss)...              .124
 Unit Value at beginning of year...          5.145
 Net realized and change in unrealized
   gains (losses)...                         1.318
                                           -------
 Unit Value at end of year...              $ 6.587
                                           =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...  $  1.44
 Ratio of operating expenses to average
   net assets...                              1.33%
 Ratio of net investment income (loss) to
   average net assets...                      2.11%
 Number of units outstanding at end of
   year (thousands)...                      24,868
 Portfolio turnover rate...                    319%

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
 PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING THROUGHOUT EACH
                                      YEAR

The following information on per unit data has been audited by KPMG LLP, independent accountants, whose report thereon appears in Account QB's Annual Report as of December 31, 2000. The following information for the fiscal years ended December 31, 1991 through December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account QB's Annual Report, which is incorporated by reference into the Statement of Additional Information.

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983    2000       1999       1998       1997       1996       1995       1994       1993
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............    $   .427   $   .378   $   .350   $   .342   $   .368   $   .319   $   .310   $   .299
 Operating expenses....................        .092       .091       .088       .082       .078       .073       .069       .067
                                           --------   --------   --------   --------   --------   --------   --------   --------
 Net investment income.................        .335       .287       .262       .260       .290       .246       .241       .232
 Unit Value at beginning of year.......       5.810      5.765      5.393      5.060      4.894      4.274      4.381      4.052
 Net realized and change in unrealized
   gains (losses)......................       (.082)     (.242)      .110       .073      (.124)      .374      (.348)      .097
                                           --------   --------   --------   --------   --------   --------   --------   --------
 Unit Value at end of year.............    $  6.063   $  5.810   $  5.765   $  5.393   $  5.060   $  4.894   $  4.274   $  4.381
                                           ========   ========   ========   ========   ========   ========   ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...  $    .25   $    .04   $    .37   $    .33   $    .17   $    .62   $   (.11)  $    .33
 Ratio of operating expenses to average
   net assets..........................        1.57%      1.57%      1.57%      1.57%      1.57%      1.57%      1.57%      1.57%
 Ratio of net investment income to
   average net assets..................        5.69%      4.97%      4.71%      5.00%      5.87%      5.29%      5.62%      5.41%
 Number of units outstanding at end of
   year (thousands)....................      14,045     17,412     21,251     21,521     24,804     27,066     27,033     28,472
 Portfolio turnover rate...............         105%       340%       438%       196%       176%       138%        27%        24%
CONTRACTS ISSUED PRIOR TO MAY 16, 1983      1992       1991       1998       1997       1996       1995       1994       1993
--------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............    $   .446   $   .393   $   .363   $   .353   $   .379   $   .328   $   .318   $   .306
 Operating expenses....................        .081       .080       .076       .071       .067       .063       .059       .058
                                           --------   --------   --------   --------   --------   --------   --------   --------
 Net investment income.................        .365       .313       .287       .282       .312       .265       .259       .248
 Unit Value at beginning of year.......       6.055      5.994      5.593      5.234      5.050      4.400      4.498      4.150
 Net realized and change in unrealized
   gains (losses)......................       (.085)     (.252)      .114       .077      (.128)      .385      (.357)      .100
                                           --------   --------   --------   --------   --------   --------   --------   --------
 Unit Value at end of year.............    $  6.335   $  6.055   $  5.994   $  5.593   $  5.234   $  5.050   $  4.400   $  4.498
                                           ========   ========   ========   ========   ========   ========   ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...  $    .28   $    .06   $    .40   $    .36   $    .18   $    .65   $   (.10)  $    .35
 Ratio of operating expenses to average
   net assets..........................        1.33%      1.33%      1.33%      1.33%      1.33%      1.33%      1.33%      1.33%
 Ratio of net investment income to
   average net assets..................        5.93%      5.22%      4.96%      5.25%      6.12%      5.54%      5.87%      5.66%
 Number of units outstanding at end of
   year (thousands)....................       5,491      6,224      6,880      7,683      8,549      9,325     10,694     12,489
 Portfolio turnover rate...............         105%       340%       438%       196%       176%       138%        27%        24%

SELECTED PER UNIT DATA
 Total investment income...............    $   .311   $   .299
 Operating expenses....................        .061       .056
                                           --------   --------
 Net investment income.................        .250       .243
 Unit Value at beginning of year.......       3.799      3.357
 Net realized and change in unrealized
   gains (losses)......................        .003       .199
                                           --------   --------
 Unit Value at end of year.............    $  4.052   $  3.799
                                           ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...  $    .25   $    .44
 Ratio of operating expenses to average
   net assets..........................        1.58%      1.57%
 Ratio of net investment income to
   average net assets..................        6.38%      6.84%
 Number of units outstanding at end of
   year (thousands)....................      20,250     17,211
 Portfolio turnover rate...............          23%        21%
SELECTED PER UNIT DATA
 Total investment income...............    $   .317   $   .304
 Operating expenses....................        .050       .048
                                           --------   --------
 Net investment income.................        .267       .256
 Unit Value at beginning of year.......       3.880      3.421
 Net realized and change in unrealized
   gains (losses)......................        .003       .203
                                           --------   --------
 Unit Value at end of year.............    $  4.150   $  3.880
                                           ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...  $    .27   $    .46
 Ratio of operating expenses to average
   net assets..........................        1.33%      1.33%
 Ratio of net investment income to
   average net assets..................        6.61%      7.09%
 Number of units outstanding at end of
   year (thousands)....................      13,416     14,629
 Portfolio turnover rate...............          23%        21%

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
 PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING THROUGHOUT EACH
                                      YEAR

The following information on per unit data has been audited by KPMG LLP, independent accountants, whose report thereon appears in Account MM's Annual Report as of December 31, 2000. The following information for the fiscal years ended December 31, 1991 through December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account MM's Annual Report, which is incorporated by reference into the Statement of Additional Information.

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983    2000       1999       1998       1997       1996       1995       1994       1993
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............    $   .167   $   .130   $   .133   $   .128   $   .121   $   .127   $   .087   $   .065
 Operating expenses....................        .041       .039       .038       .036       .035       .034       .032       .031
                                           --------   --------   --------   --------   --------   --------   --------   --------
 Net investment income.................        .126       .091       .095       .092       .086       .093       .055       .034
 Unit Value at beginning of year.......       2.541      2.450      2.355      2.263      2.177      2.084      2.029      1.995
                                           --------   --------   --------   --------   --------   --------   --------   --------
 Unit Value at end of year.............    $  2.667   $  2.541   $  2.450   $  2.355   $  2.263   $  2.177   $  2.084   $  2.029
                                           ========   ========   ========   ========   ========   ========   ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value............    $    .13   $    .09   $    .10   $    .09   $    .09   $    .09   $    .06   $    .03
 Ratio of operating expenses to average
   net assets..........................        1.57%      1.57%      1.57%      1.57%      1.57%      1.57%      1.57%      1.57%
 Ratio of net investment income to
   average net assets..................        4.84%      3.62%      3.95%      4.02%      3.84%      4.36%      2.72%      1.68%
 Number of units outstanding at end of
   year (thousands)....................      55,477     70,545     41,570     36,134     38,044     35,721     39,675     34,227
CONTRACTS ISSUED PRIOR TO MAY 16, 1983      1992       1991       1998       1997       1996       1995       1994       1993
--------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............    $   .174   $   .135   $   .138   $   .134   $   .125   $   .130   $   .091   $   .067
 Operating expenses....................        .037       .034       .033       .032       .030       .030       .028       .027
                                           --------   --------   --------   --------   --------   --------   --------   --------
 Net investment income.................        .137       .101       .105       .102       .095       .100       .063       .040
 Unit Value at beginning of year.......       2.649      2.548      2.443      2.341      2.246      2.146      2.083      2.043
                                           --------   --------   --------   --------   --------   --------   --------   --------
 Unit Value at end of year.............    $  2.786   $  2.649   $  2.548   $  2.443   $  2.341   $  2.246   $  2.146   $  2.083
                                           ========   ========   ========   ========   ========   ========   ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value............    $    .14   $    .10   $    .11   $    .10   $    .10   $    .10   $    .06   $    .04
 Ratio of operating expenses to average
   net assets..........................        1.33%      1.33%      1.33%      1.33%      1.33%      1.33%      1.33%      1.33%
 Ratio of net investment income to
   average net assets..................        5.09%      3.87%      4.20%      4.27%      4.10%      4.61%      2.98%      1.93%
 Number of units outstanding at end of
   year (thousands)....................          70         80         91        105        112        206        206        218

SELECTED PER UNIT DATA
 Total investment income...............    $   .077   $   .118
 Operating expenses....................        .031       .030
                                           --------   --------
 Net investment income.................        .046       .088
 Unit Value at beginning of year.......       1.949      1.861
                                           --------   --------
 Unit Value at end of year.............    $  1.995   $  1.949
                                           ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value............    $    .05   $    .09
 Ratio of operating expenses to average
   net assets..........................        1.57%      1.57%
 Ratio of net investment income to
   average net assets..................        2.33%      4.66%
 Number of units outstanding at end of
   year (thousands)....................      42,115     55,013
SELECTED PER UNIT DATA
 Total investment income...............    $   .079   $   .120
 Operating expenses....................        .027       .026
                                           --------   --------
 Net investment income.................        .052       .094
 Unit Value at beginning of year.......       1.991      1.897
                                           --------   --------
 Unit Value at end of year.............    $  2.043   $  1.191
                                           ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value............    $    .05   $    .09
 Ratio of operating expenses to average
   net assets..........................        1.33%      1.33%
 Ratio of net investment income to
   average net assets..................        2.58%      4.90%
 Number of units outstanding at end of
   year (thousands)....................         227        262

* On May 1, 1990, TAMIC replaced TIMCO as the investment adviser for Account MM.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

   THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

The following information on per unit data has been audited by KPMG LLP, independent accountants, whose report thereon appears in Account TGIS's Annual Report as of December 31, 2000. The following information for the fiscal years ended December 31, 1991 through December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account TGIS's Annual Report, which is incorporated by reference into the Statement of Additional Information.

                                      2000       1999          1998          1997          1996          1995           1994
------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income..........  $   .094   $   .076      $   .064      $   .075      $   .061      $    .083      $   .064
 Operating expenses...............      .145       .136          .110          .090          .069**         .057**        .041**
                                    --------   --------      --------      --------      --------      ---------      --------
 Net investment income (loss).....     (.051)     (.060)        (.046)        (.015)        (.008)          .026          .023
 Unit Value at beginning of
   year...........................     5.394      4.468         3.526         2.717         2.263          1.695         1.776
 Net realized and change in
   unrealized gains (losses)......     (.664)      .986          .988          .824          .462           .542         (.104)
                                    --------   --------      --------      --------      --------      ---------      --------
 Unit Value at end of year........  $  4.679   $  5.394      $  4.468      $  3,526      $  2.717      $   2.263      $  1.695
                                    ========   ========      ========      ========      ========      =========      ========
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value..........................  $   (.72)  $    .93      $    .94      $    .81      $    .45      $     .57      $   (.08)
 Ratio of operating expenses to
   average net assets*............      2.82%      2.82%         2.82%         2.82%**       2.82%**        2.82%**       2.82%**
 Ratio of net investment income
   (loss) to average net assets...      (.98)%    (1.25)%       (1.16)%        (.45)%        (.34)%         1.37%         1.58%
 Number of units outstanding at
   end of year (thousands)........    27,691     26,010        25,192        60,312        68,111        105,044        29,692
 Portfolio turnover rate..........        59%        51%           81%           63%           81%            79%           19%

                                      1993          1992           1991
----------------------------------  -------------------------------------
SELECTED PER UNIT DATA
 Total investment income..........   $  .043      $    .046       $  .045
 Operating expenses...............      .042**         .045**        .045**
                                     -------      ---------       -------
 Net investment income (loss).....      .001           .001            --
 Unit Value at beginning of
   year...........................     1.689          1.643         1.391
 Net realized and change in
   unrealized gains (losses)......     0.086          0.045         0.252
                                     -------      ---------       -------
 Unit Value at end of year........   $ 1.776      $   1.689       $ 1.643
                                     =======      =========       =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value..........................   $   .09      $     .05       $   .25
 Ratio of operating expenses to
   average net assets*............      2.82%**        2.82%**       2.82%**
 Ratio of net investment income
   (loss) to average net assets...      0.08%          0.78%         1.33%
 Number of units outstanding at
   end of year (thousands)........        --        217,428            --
 Portfolio turnover rate..........        70%           119%          489%

 * Annualized

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES* PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR

The following information on per unit data has been audited by KPMG LLP, independent accountants, whose report thereon appears in Account TSB's Annual Report as of December 31, 2000. The following information for the fiscal years ended December 31, 1991 through December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account TSB's Annual Report, which is incorporated by reference into the Statement of Additional Information.

                                      2000          1999          1998          1997          1996          1995           1994
---------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income..........  $   .096      $   .076      $   .078      $   .077      $   .057      $    .074      $   .055
 Operating expenses...............      .042          .041          .040          .039**        .030**         .035**        .036**
                                    --------      --------      --------      --------      --------      ---------      --------
 Net investment income (loss).....      .054          .035          .038          0.38          .027           .039          .019
 Unit Value at beginning of
   year...........................     1.473         1.437         1.399         1.361         1.333          1.292         1.275
 Net realized and change in
   unrealized gains (losses)***...        --          .001          .000          .000          .001           .002         (.002)
                                    --------      --------      --------      --------      --------      ---------      --------
 Unit Value at end of year........  $  1.527      $  1.473      $  1.437      $  1.399      $  1.361      $   1.333      $  1.292
                                    ========      ========      ========      ========      ========      =========      ========
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value..........................  $    .05      $    .04      $    .04      $    .04      $    .03      $     .04      $    .02
 Ratio of operating expenses to
   average net assets****.........      2.82%         2.82%         2.82%         2.82%**       2.82%**        2.82%**       2.82%**
 Ratio of net investment income to
   average net assets.............      3.61%         2.38%         2.71%         2.77%         2.47%          3.17%         1.45%
 Number of units outstanding at
   end of year (thousands)........    75,112       109,666       137,067        47,262        54,565             --       216,713

                                      1993          1992           1991
--------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income..........   $  .041      $    .054       $  .076
 Operating expenses...............      .037**         .041**        .036**
                                     -------      ---------       -------
 Net investment income (loss).....      .004           .013          .040
 Unit Value at beginning of
   year...........................     1.271          1.258         1.218
 Net realized and change in
   unrealized gains (losses)***...        --             --            --
                                     -------      ---------       -------
 Unit Value at end of year........   $ 1.275      $   1.271       $ 1.258
                                     =======      =========       =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value..........................   $    --      $     .01       $   .04
 Ratio of operating expenses to
   average net assets****.........      2.82%**        2.82%**       2.82%**
 Ratio of net investment income to
   average net assets.............       .39%          1.12%         3.07%
 Number of units outstanding at
   end of year (thousands)........   353,374        173,359       439,527

 * Prior to May 1, 1994, the Account was known as The Travelers Timed Money Market Account for Variable Annuities.

 ** Effective May 2, 1994, Account TSB was authorized to invest in securities with a maturity of greater than one year. As a result, net realized and change in unrealized gains (losses) are no longer included in total investment income.

*** Annualized.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR

The following information on per unit data has been audited by KPMG LLP, independent accountants, whose report thereon appears in Account TAS's Annual Report as of December 31, 2000. The following information for the fiscal years ended December 31, 1991 through December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account TAS's Annual Report, which is incorporated by reference into the Statement of Additional Information.

                                      2000          1999          1998          1997          1996          1995          1994
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income..........  $   .084      $   .052      $   .056      $   .063      $   .041      $   .042      $   .036
 Operating expenses...............      .135          .110          .098          .085          .069          .057          .049
                                    --------      --------      --------      --------      --------      --------      --------
 Net investment income (loss).....     (.051)        (.058)        (.042)        (.022)        (.028)        (.015)        (.013)
 Unit Value at beginning of
   year...........................     4.371         3.907         3.389         2.623         2.253         1.706         1.838
 Net realized and change in
   unrealized gains (losses)......      .666           522          .560          .788          .398          .562         (.119)
                                    --------      --------      --------      --------      --------      --------      --------
 Unit Value at end of year........  $  4.986      $  4.371      $  3.907      $  3.389      $  2.623      $  2.253      $  1.706
                                    ========      ========      ========      ========      ========      ========      ========
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value..........................  $    .61      $    .46      $    .52      $    .77      $    .37      $    .55      $   (.13)
 Ratio of operating expenses to
   average net assets*............      2.85%         2.85%         2.85%         2.85%         2.84%         2.83%         2.80%
 Ratio of net investment income to
   (loss) average net assets......     (1.06)%       (1.49)%       (1.21)%        (.76)%       (1.13)%        (.74)%        (.72)%
 Number of units outstanding at
   end of year (thousands)........    13,923        15,180        16,452        25,865        30,167        45,575        25,109
Portfolio turnover rate...........       106%           85%          113%           92%           98%          113%          142%

                                      1993          1992          1991
----------------------------------  ------------------------------------
SELECTED PER UNIT DATA
 Total investment income..........  $   .037      $   .041      $   .044
 Operating expenses...............      .048          .043          .039
                                    --------      --------      --------
 Net investment income (loss).....     (.011)        (.002)         .005
 Unit Value at beginning of
   year...........................     1.624         1.495         1.136
 Net realized and change in
   unrealized gains (losses)......      .225          .131          .354
                                    --------      --------      --------
 Unit Value at end of year........  $  1.838      $  1.624      $  1.495
                                    ========      ========      ========
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value..........................  $    .21      $   (.13)     $    .36
 Ratio of operating expenses to
   average net assets*............      2.82%         2.93%         2.99%
 Ratio of net investment income to
   (loss) average net assets......      (.80)%        (.12)%         .37%
 Number of units outstanding at
   end of year (thousands)........    43,059        20,225        19,565
Portfolio turnover rate...........        71%          269%          261%

* Annualized

                                   APPENDIX B
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the Separate Account or any other separate account sponsored by the Company or its affiliates. In the Contract, we refer to this account as the "flexible annuity account."

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's cash value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account cash value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any applicable premium taxes or prior surrenders. If the contract owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge as described under "Charges and Deductions" in this prospectus.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as the Company prospectively declares from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3.5% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3.5% per year will be determined in our sole discretion. You assume the risk that interest credit to the Fixed Account may not exceed the minimum guarantee of 3.5% for any given year.

TRANSFERS

Under nonqualified contracts, you may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the Contract date. The transfers are limited to an amount of up to 10% of the Fixed Account Value on the semiannual Contract effective date anniversary. (This restriction does not apply to transfers from the Dollar Cost Averaging Program or to transfers under qualified contracts.) We reserve the right to waive this restriction.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging program.

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

                                   APPENDIX C
--------------------------------------------------------------------------------

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

     Description of The Travelers Insurance Company and The Separate Accounts
        The Insurance Company
        The Separate Accounts
        Investment Objectives, Policies and Risks
     Description of Certain Types of Investments and Investment Techniques
      Available to the Separate Accounts
     Investment Restrictions
        The Travelers Growth and Income Stock Account For Variable Annuities The Travelers Timed Growth and Income Stock Account for Variable
Annuities
        The Travelers Timed Aggressive Stock Account for Variable Annuities The Travelers Quality Bond Account for Variable Annuities
        The Travelers Money Market Account for Variable Annuities
        The Travelers Timed Short-Term Bond Account for Variable Annuities Investment Management and Advisory Services
        Advisory Fees
        TIMCO
        TAMIC
     Valuation of Assets
     Net Investment Factor
     Federal Tax Considerations
     Performance Data
        Yield Quotations of Account MM
        Average Annual Total Return Quotations of Accounts GIS, QB, MM, TGIS,
          TSB, TAS and Fund U
     The Board of Managers
     Administrative Services
     Distribution and Principal Underwriting Agreement
     Securities Custodian
     Independent Accountants
     Financial Statements

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001 (FORM NO. L-11165S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE CLIP THIS COUPON ON THE DOTTED LINE, ENTER YOUR NAME AND ADDRESS IN THE SPACES PROVIDED BELOW, AND MAIL TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183-5030.

     Name:

     Address:

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

                        THE TRAVELERS UNIVERSAL ANNUITY

                              INDIVIDUAL AND GROUP
                           VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                        THE TRAVELERS INSURANCE COMPANY

L-11165  Printed in U.S.A.
         TIC Ed. 5-01